UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06265

Nuveen Pennsylvania Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Closed-End Funds
Closed-End Funds
Nuveen Municipal
August 31, 2023
Semi-annual
Report
This semi-annual report contains the Funds' unaudited financial statements.
Nuveen Arizona Quality Municipal Income Fund
NAZ
Nuveen New Jersey Quality Municipal Income Fund
NXJ
Nuveen Pennsylvania Quality Municipal Income Fund
NQP

Table
of Contents
Chair’s Letter to Shareholders 3
Important Notices 4
Fund Leverage 5
Common Share Information 6
About the Funds’ Benchmarks 8
Performance Overview and Holding Summaries 9
Portfolios of Investments 15
Statement of Assets and Liabilities 49
Statement of Operations 50
Statement of Changes in Net Assets 51
Statement of Cash Flows 53
Financial Highlights 54
Notes to Financial Statements 59
Risk Considerations 71
Additional Fund Information 72
Glossary of Terms Used in this Report 73
Annual Investment Management Agreement Approval Process 74

Chair’s Letter
to Shareholders

Dear Shareholders,
Inflation concerns have continued to dominate the investment landscape in 2023. Inflation rates have fallen meaningfully from post-pandemic highs, helped by the significant policy interest rate increases from the U.S. Federal Reserve (Fed) and other global central banks since
2022 and the normalization of supply chains. However, they currently remain above the levels that central banks consider supportive of their economies’ long-term growth. Core inflation measures, which exclude volatile food and energy prices, in particular remain above central banks’ targeted levels.
At the same time, the U.S. and other large economies have remained relatively resilient, even as financial conditions have tightened. U.S. gross domestic product increased to 2.1%
in the second quarter of 2023 from 2.0% in the first quarter of 2023, after growing 2.1% in
2022 overall compared to 2021. Consider that much of this growth occurred while the Fed was raising interest rates in one of the fastest hiking cycles in its history. The Fed increased the target fed funds rate from near zero in March 2022 to a range of 5.25% to 5.50% as of September 2023, pausing briefly in June 2023 and again in September 2023. Despite historically high inflation and rapidly rising interest rates, the jobs market has remained relatively strong, helping to support consumer sentiment and spending. However, markets are concerned that these conditions could keep upward pressure on prices and wages, leading to interest rates staying higher for longer and a potentially deeper slowdown in the economy.
U.S. regional banks – after enduring the relatively contained collapses of Silicon Valley Bank,
Signature Bank and First Republic Bank and major European bank Credit Suisse in March 2023
– remain exposed to challenges in the commercial real estate sector. Additionally, concerns about government funding and deficits persist. Congress averted a near-term default scenario in June 2023 and a partial government shutdown at the end of September 2023, but funding will need to be renegotiated again in November 2023.
Given the lingering upside risks to inflation and the lagging impact of tighter credit conditions on the economy, Fed officials are closely monitoring incoming inflation data and other economic measures to modify their rate setting activity based upon these factors on a meeting-by-meeting basis. The Fed remains committed to acting until it sees sustainable progress toward its inflation goals. In the meantime, markets are likely to continue reacting in the short term to news about inflation data, economic indicators and central bank policy. We encourage investors to keep a long-term perspective amid the short-term turbulence. Your financial professional can help you review how well your portfolio is aligned with your time horizon, risk tolerance and investment goals.
On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chair of the Board
October 23, 2023

Important Notices
Portfolio Manager Commentaries in Semi-annual Shareholder Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of each Fund’s February 28, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding
Summaries section within this report.
Events that Occurred Subsequent to the Reporting Period
Portfolio Manager Update for NAZ
Effective October 13, 2023, Stephen Candido has been added as a portfolio manager. Michael Hamilton continues to serve as a portfolio manager of the Fund.
Portfolio Manager Update for NXJ and NQP
Effective October 13, 2023, Steven Hlavin has been added as a portfolio manager. Paul Brennan continues to serve as a portfolio manager of the Funds.
Updated Distribution Policy
On October 23, 2023, the Funds’ Board of Trustees (the “Board”) updated each Fund’s distribution policy. Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated
in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, the Fund may distribute more or less than its net investment income during the period. In the event the Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share will erode. If the Fund’s distribution includes anything other than net investment income, the Fund will provide a notice to shareholders of its best estimate of the distribution sources at that the time of the distribution. These estimates may not match the final tax characterization (for the full year’s distributions) contained in shareholders’ 1099-DIV forms after the end of the year.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGY ON PERFORMANCE
One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.
However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.
In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.
The Funds’ use of leverage detracted from relative performance over this reporting period.
As of August 31, 2023 , the Funds’ percentages of leverage are as shown in the accompanying table.
THE FUNDS’ REGULATORY LEVERAGE
As of August 31, 2023 , the following Funds have issued and outstanding preferred shares as shown in the accompanying table.
Refer to Notes to Financial Statements for further details on preferred shares and each Fund’s respective transactions.
NAZ NXJ NQP
Effective Leverage
*
40.28% 40.46% 40.85%
Regulatory Leverage
*
38.46% 36.31% 31.17%
*
Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund.
Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.
Variable Rate Preferred*
Variable Rate Remarketed
Preferred**
Fund
Shares Issued at
Liquidation Preference
Shares Issued at
Liquidation Preference Total
NAZ $88,300,000 $   - $88,300,000
NXJ $313,900,000 $   - $313,900,000
NQP $217,500,000 $   - $217,500,000
* Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the   following preferred shares
AMTP, iMTP , MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements for further details.
** Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following   preferred shares VRDP
not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements for further details.

Common Share Information
COMMON SHARE DISTRIBUTION INFORMATION
The following information regarding the Funds' distributions is current as of August 31, 2023.  Each Fund's distribution levels may vary over time based on each Fund's investment activity and portfolio investment value changes.
During the current reporting period, each Fund's distributions to common shareholders were as shown in the accompanying table.
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to common shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to the Notes to Financial Statements for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/
or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each
Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in the Notes to Financial Statements of this report.
NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS
The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center-
closed-end-funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).
COMMON SHARE REPURCHASES
The Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.
As of August 31, 2023 (and since the inception of the Funds’ repurchase programs), each Fund has cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.
Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date) NAZ NXJ NQP
March $0.0325 $0.0325 $0.0290
April 0.0325 0.0305 0.0290
May 0.0325 0.0305 0.0290
June 0.0325 0.0305 0.0290
July 0.0310 0.0305 0.0290
August 0.0310 0.0305 0.0290
Total Distributions from Net Investment Income $0.1920 $0.1850 $0.1740
Yields
NAZ NXJ NQP
Market Yield
1
3.60% 3.24% 3.17%
Taxable-Equivalent Yield
1
6.32% 6.68% 5.63%
1
Market Yield is based on the Fund’s current annualized monthly distribution divided by the Fund’s current market price as of the end of the reporting period.
Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 43.3%, 51.6% and 43.9% for NAZ, NXJ and NQP, respectively. Your actual combined federal and state income tax rate may differ from the assumed rate. The Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.

During the current reporting period, the following Funds repurchased and retired their common shares at a weighted average price per share and a weighted average discount per share as shown in the following table.
OTHER COMMON SHARE INFORMATION
As of August 31, 2023, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs and trading at an average premium/(discount) to NAV during the current reporting period, as follows:
NAZ NXJ NQP
Common shares repurchased and retired 127,500 1,928,692 895,899
Common shares authorized for repurchase 1,155,000 4,145,000 3,735,000
NXJ NQP
Common shares repurchased and retired 218,349 160,999
Weighted average price per common share repurchased and retired $ 11.50 $ 11.23
Weighted average discount per common share repurchased and retired (16.22)% (15.95)%
NAZ NXJ NQP
Common share NAV $12.19 $13.34 $12.90
Common share price $10.34 $11.31 $10.99
Premium/(Discount) to NAV (15.18)% (15.22)% (14.81)%
Average premium/(discount) to NAV (13.37)% (15.75)% (15.47)%

About the Funds’ Benchmarks
S&P Municipal Bond Index:
An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Arizona Index:
An index designed to measure the performance of the tax-exempt Arizona municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond New Jersey Index:
An index designed to measure the performance of the tax-exempt New Jersey municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
S&P Municipal Bond Pennsylvania Index:
An index designed to measure the performance of the tax-exempt Pennsylvania municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Nuveen Arizona Quality Municipal Income Fund
Performance Overview and Holding Summaries as of August 31, 2023

NAZ
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Arizona Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NAZ at Common Share NAV 11/19/92 0.40% (0.97)% 0.88% 3.52%
NAZ at Common Share Price 11/19/92 (6.85)% (22.65)% 0.18% 3.22%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond Arizona Index — 1.00% 1.07% 1.45% 2.74%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 164.5%
Short-Term Municipal Bonds 2.2%
Other Assets & Liabilities, Net 0.8%
Floating Rate Obligations (5.0)%
AMTP Shares, Net (62.5)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 1.1%
AAA 8.0%
AA 55.9%
A 16.4%
BBB 3.0%
BB or Lower 5.0%
N/R (not rated) 10.6%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.4%
Education and Civic
Organizations 19.4%
Utilities 17.9%
Health Care 14.9%
Tax Obligation/General 11.1%
Transportation 4.2%
U.S. Guaranteed 2.6%
Long-Term Care 2.3%
Other 1.2%
Total 100%
States and Territories
2
(% of total municipal bonds)
Arizona 94.2%
Puerto Rico 3.7%
Guam 1.9%
Virgin Islands 0.2%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Arizona personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen New Jersey Quality Municipal Income
Fund
Performance Overview and Holding Summaries as of August 31, 2023

NXJ
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond New Jersey Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NXJ at Common Share NAV 3/27/01 1.21% 1.48% 1.15% 4.14%
NXJ at Common Share Price 3/27/01 1.08% (5.87)% 1.67% 4.31%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond New Jersey Index — 1.61% 2.79% 2.21% 3.50%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 159 .2%
Short-Term Municipal Bonds 1 .3%
Other Assets & Liabilities, Net 3.3%
Floating Rate Obligations (7.0)%
VRDP Shares, Net ( 56 .8 ) %
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 4.8%
AAA 8.6%
AA 42.9%
A 27.0%
BBB 9.9%
BB or Lower 2.8%
N/R (not rated) 4.0%
Total 100%
Portfolio Composition
1
(% of total investments)
Tax Obligation/Limited 26.9%
Transportation 18.2%
Education and Civic
Organizations 11.9%
Health Care 11.2%
Tax Obligation/General 9.7%
Housing/Single Family 6.9%
U.S. Guaranteed 4.8%
Other 10.4%
Total 100%
States and Territories
2
(% of total municipal bonds)
New Jersey 89.0%
New York 4.9%
Pennsylvania 2.8%
Delaware 1.8%
Puerto Rico 1.5%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from New Jersey personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Pennsylvania Quality Municipal Income
Fund
Performance Overview and Holding Summaries as of August 31, 2023

NQP
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.
Fund Performance*
*For purposes of Fund performance, relative results are measured against the S&P Municipal Bond Pennsylvania Index.
Performance data shown represents past performance and does not predict or guarantee future results. Current per-
formance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.
Daily Common Share NAV and Share Price
Total Returns as of
August 31, 2023
Cumulative Average Annual
Inception
Date 6-Month 1-Year 5-Year 10-Year
NQP at Common Share NAV 2/21/91 (0.07)% (1.80)% 1.07% 3.86%
NQP at Common Share Price 2/21/91 (0.26)% (7.28)% 1.37% 3.95%
S&P Municipal Bond Index — 1.22% 1.79% 1.57% 2.89%
S&P Municipal Bond Pennsylvania Index — 1.05% 1.51% 1.64% 3.04%

Performance Overview and Holdings Summaries
August 31, 2023 (continued)
Holdings Summaries as of August 31, 2023
This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Fund Allocation
(% of net assets)
Municipal Bonds 155.9%
Common Stocks 9.9%
Variable Rate Senior Loan
Interests 0.0%
Other Assets & Liabilities, Net 3.2%
Floating Rate Obligations (23.8)%
VRDP Shares, Net (45.2)%
Net Assets 100%
Bond Credit Quality
(% of total investment exposure)
U.S. Guaranteed 7.2%
AAA 0.4%
AA 49.1%
A 25.3%
BBB 8.4%
BB or Lower 3.7%
N/R (not rated) 5.9%
Total 100%
Portfolio Composition
1
(% of total investments)
Health Care 17.8%
Housing/Single Family 14.1%
Tax Obligation/General 12.7%
Utilities 11.5%
Education and Civic
Organizations 10.2%
Transportation 8.5%
U.S. Guaranteed 6.7%
Other 12.5%
Common Stocks 6.0%
Variable Rate Senior Loan
Interests 0.0%
Total 100%
States and Territories
2
(% of total municipal bonds)
Pennsylvania 98.5%
Puerto Rico 1.2%
New Jersey 0.3%
Total 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the table above.
2 The Fund may invest up to 20% of its net assets in municipal bonds that are exempt from regular federal income tax, but not from Pennsylvania personal income tax if, in the judgement of the Fund's sub-adviser, such purchases are expected to enhance the Fund's after-tax total return potential.

Nuveen Arizona Quality Municipal Income Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 164.5% (98.7% of Total Investments)
X 232,419,157 MUNICIPAL BONDS - 164.5%  (98.7% of Total Investments)
X 232,419,157
Education and Civic Organizations - 32.3% (19.4% of Total Investments)
$ 2,175 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Green Series 2016B, 5.000%, 7/01/47
7/26 at 100.00 $ 2,217,717
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Refunding Green Series 2015A, 5.000%, 7/01/41
7/25 at 100.00 1,525,635
1,500 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2015D, 5.000%, 7/01/41
7/25 at 100.00 1,525,635
2,030 Arizona Board of Regents, Arizona State University System Revenue
Bonds, Series 2020B, 4.000%, 7/01/47
7/30 at 100.00 1,927,099
2,515 Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Series 2014,
5.000%, 8/01/44
8/24 at 100.00 2,529,914
515 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A, 5.125%,
7/01/37, 144A
7/26 at 100.00 505,215
525 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C, 5.000%,
7/01/47
7/27 at 100.00 529,368
250 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D, 5.000%,
7/01/47, 144A
7/27 at 100.00 224,033
Arizona Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Basis Schools, Inc.
Projects, Series 2017F:
1,700 5.000%, 7/01/37 7/27 at 100.00 1,742,381
1,645 5.000%, 7/01/47 7/27 at 100.00 1,658,686
380 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G, 5.000%,
7/01/47, 144A
7/27 at 100.00 340,529
240 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A,
6.250%, 11/01/50, 144A
11/27 at 100.00 194,599
420 Arizona Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Somerset Academy of Las Vegas ? Aliante and Skye
Canyon Campus Projects, Series 2021A, 4.000%, 12/15/41, 144A
12/29 at 100.00 336,680
375 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds,  Arizona Agribusiness and Equine Center, Inc. Project, Series
2017B, 5.000%, 3/01/48, 144A
9/27 at 100.00 326,325
190 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2017B, 4.250%,
7/01/27, 144A
No Opt. Call 185,989
Arizona Industrial Development Authority, Arizona,
Education Revenue Bonds, Academies of Math & Science
Projects, Series 2018A:
615 5.000%, 7/01/38 1/28 at 100.00 620,541
1,000 5.000%, 7/01/48 1/28 at 100.00 980,440
455 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Horizon, Inspirada and St. Rose
Campus Projects, Series 2018A, 5.750%, 7/15/38, 144A
7/26 at 100.00 459,013
1,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Pinecrest Academy of Nevada ? Sloan Canyon Campus Project,
Series 2020A-2, 6.000%, 9/15/38, 144A
9/23 at 105.00 1,025,640
140 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Social Bonds ? Pensar Academy Project, Series 2020, 4.000%,
7/01/30, 144A
7/28 at 100.00 127,656

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A:
$ 1,645 4.000%, 10/01/39 10/29 at 100.00 $ 1,451,384
1,080 4.000%, 10/01/49 10/29 at 100.00 888,494
1,500 Arizona Industrial Development Authority, Education Facility Revenue
Bonds, Caurus Academy Project, Series 2018A, 6.375%, 6/01/39, 144A
6/28 at 100.00 1,551,405
Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success
Project, Refunding Series 2019:
360 4.000%, 7/01/31 7/29 at 100.00 346,727
340 4.000%, 7/01/33 7/29 at 100.00 324,067
780 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Series 2020A,
5.000%, 7/01/50, 144A
7/29 at 100.00 702,398
195 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Arizona Autism Charter Schools Project, Social Series
2021A, 4.000%, 7/01/51, 144A
7/29 at 100.00 144,645
355 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017A,
5.000%, 7/01/37
7/27 at 100.00 363,978
490 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Great Hearts Academies Projects, Series 2017C,
5.000%, 7/01/48
7/27 at 100.00 493,523
1,715 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Highland Prep Project, Series 2019, 5.000%, 1/01/50
1/30 at 100.00 1,732,304
700 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Legacy Traditional Schools Projects, Series 2021A,
4.000%, 7/01/41, 144A
7/31 at 100.00 568,533
870 Maricopa County Industrial Development Authority, Arizona, Education
Revenue Bonds, Paradise Schools Projects, Series 2016, 5.000%,
7/01/47, 144A
7/26 at 100.00 799,582
Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School
Projects, Series 2016:
520 5.000%, 7/01/36 7/26 at 100.00 524,384
300 5.000%, 7/01/47 7/26 at 100.00 293,148
2,500 Maricopa County Industrial Development Authority, Arizona, Educational
Facilities Revenue Bonds, Creighton University Projects, Series 2020,
5.000%, 7/01/47
1/30 at 100.00 2,585,575
2,095 McAllister Academic Village LLC, Arizona, Revenue Bonds, Arizona State
University Hassayampa Academic Village Project, Refunding Series
2016, 5.000%, 7/01/37
7/26 at 100.00 2,148,904
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
1,155 5.000%, 6/01/40 6/24 at 100.00 1,159,747
70 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A, 5.000%,
7/01/46, 144A
7/25 at 100.00 63,121
800 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Great Hearts Academies Project, Series 2016A, 5.000%,
7/01/41
7/25 at 100.00 775,328
500 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Project, Series 2014A,
6.750%, 7/01/44, 144A
7/24 at 100.00 505,265
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Legacy Traditional
Schools Projects, Series 2015:
315 5.000%, 7/01/35, 144A 7/25 at 100.00 310,830
300 5.000%, 7/01/45, 144A 7/25 at 100.00 268,770
650 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A,
5.000%, 7/01/41, 144A
7/26 at 100.00 600,119

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,110 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Northwest Christian School Project, Series 2020A,
5.000%, 9/01/45, 144A
9/30 at 100.00 $ 915,928
Phoenix Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Villa Montessori, Inc.
Projects, Series 2015:
110 3.250%, 7/01/25 No Opt. Call 106,717
400 5.000%, 7/01/35 7/25 at 100.00 401,752
900 Phoenix Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Vista College Preparatory Project, Series 2018A,
4.125%, 7/01/38
7/28 at 100.00 849,276
1,995 Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds,
Eastern Kentucky University Project, Series 2016, 5.000%, 10/01/36
10/26 at 100.00 2,051,379
500 Pima County Community College District, Arizona, Revenue Bonds, Series
2019, 5.000%, 7/01/36
7/28 at 100.00 533,370
200 Pima County Industrial Development Authority, Arizona, Charter School
Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%,
5/01/44
5/24 at 100.00 202,022
Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Champion Schools
Project, Series 2017:
120 6.000%, 6/15/37, 144A 6/26 at 100.00 110,380
680 6.125%, 6/15/47, 144A 6/26 at 100.00 587,622
200 Pima County Industrial Development Authority, Arizona, Education Facility
Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%,
7/01/36
7/26 at 100.00 195,768
35 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2016,
6.500%, 2/01/48, 144A
2/24 at 100.00 35,063
115 Pima County Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, San Tan Montessori School Project, Series 2017,
6.750%, 2/01/50, 144A
2/28 at 100.00 116,910
500 Pima County Industrial Development Authority, Arizona, Education
Revenue Bonds, Noah Webster Schools ? Mesa Project, Series 2015A,
5.000%, 12/15/34, 144A
6/25 at 100.00 478,745
730 Pinal County Community College District, Arizona, Revenue Bonds,
Central Arizona College, Series 2017, 5.000%, 7/01/35 - BAM Insured
7/26 at 100.00 754,937
780 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/39 - BAM
Insured
6/24 at 100.00 785,749
Total Education and Civic Organizations 45,710,944
Health Care - 22.7% (13.6% of Total Investments)
Arizona Health Facilities Authority, Revenue Bonds,
Scottsdale Lincoln Hospitals Project, Refunding Series
2014A:
3,005 5.000%, 12/01/39 12/24 at 100.00 3,013,264
2,860 5.000%, 12/01/42 12/24 at 100.00 2,859,885
110 Arizona Industrial Development Authority, Arizona, Lease Revenue Bonds,
Children's National Prince County Regional Medical Center, Series
2020A, 4.000%, 9/01/40
9/30 at 100.00 102,274
4,975 Arizona Industrial Development Authority, Hospital Revenue Bonds,
Phoenix Children's Hospital, Series 2020A, 4.000%, 2/01/50
2/30 at 100.00 4,476,853
1,250 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/42
9/28 at 100.00 1,268,712
3,275 Maricopa County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, HonorHealth, Series 2021A, 4.000%, 9/01/51
3/31 at 100.00 2,936,267
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A:
1,250 5.000%, 1/01/32 1/27 at 100.00 1,304,175
1,000 5.000%, 1/01/35 1/27 at 100.00 1,041,050
2,000 5.000%, 1/01/38 1/27 at 100.00 2,053,820

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2017A:
$ 2,700 4.000%, 1/01/41 1/28 at 100.00 $ 2,606,553
2,000 5.000%, 1/01/41 1/28 at 100.00 2,050,740
2,000 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Series 2019A, 4.000%, 1/01/44
7/29 at 100.00 1,885,960
2,250 Pima County Industrial Development Authority, Arizona, Revenue Bonds,
Tucson Medical Center, Series 2021A, 3.000%, 4/01/51
4/31 at 100.00 1,504,395
1,025 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Refunding Series
2016, 5.000%, 8/01/36
8/26 at 100.00 1,050,707
1,000 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2013A,
5.250%, 8/01/33
9/23 at 100.00 1,000,390
2,100 Yavapai County Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yavapai Regional Medical Center, Series 2019, 4.000%,
8/01/43
8/29 at 100.00 1,840,230
1,000 Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds,
Yuma Regional Medical Center, Series 2014A, 5.250%, 8/01/32
8/24 at 100.00 1,012,320
Total Health Care 32,007,595
Housing/Multifamily - 1.2% (0.7% of Total Investments)
1,250 Arizona Industrial Development Authority, Student Housing Revenue
Bonds, Provident Group - NCCU Properties LLC- North Carolina Central
University, Series 2019A, 4.000%, 6/01/44 - BAM Insured
6/29 at 100.00 1,144,775
250 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A, 0.000%, 10/01/56 (c)
10/29 at 103.00 176,958
500 Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A, 0.000%, 10/01/56 (c)
10/29 at 103.00 437,460
Total Housing/Multifamily 1,759,193
Housing/Single Family - 0.5% (0.3% of Total Investments)
750 Tucson and Pima County Industrial Development Authority, Arizona, Joint
Single Family Mortgage Revenue Bonds, Series 2023A, 4.850%, 7/01/48
7/32 at 103.31 756,053
Total Housing/Single Family 756,053
Information Technology - 0.3% (0.2% of Total Investments)
410 Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series 2007,
4.100%, 12/01/37, (AMT), (Mandatory Put 6/15/28)
2/28 at 100.00 408,811
Total Information Technology 408,811
Long-Term Care - 3.9% (2.3% of Total Investments)
585 Arizona Industrial Development Authority, Multifamily Housing Revenue
Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38
7/25 at 101.00 432,005
Glendale Industrial Development Authority, Arizona, Senior
Living Revenue Bonds, Royal Oaks Royal Oaks - Inspirata
Pointe Project, Series 2020A:
1,000 5.000%, 5/15/41 5/26 at 103.00 915,240
1,000 5.000%, 5/15/56 5/26 at 103.00 841,170
1,825 Phoenix Industrial Development Authority, Arizona, Multi-Family Housing
Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series
2016, 5.400%, 10/01/36
10/25 at 101.00 1,411,090
1,435 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Friendship Village of Tempe Project, Refunding Series 2021A, 4.000%,
12/01/38
12/29 at 102.00 1,183,531
1,080 Tempe Industrial Development Authority, Arizona, Revenue Bonds,
Mirabella at ASU Project, Series 2017A, 6.125%, 10/01/47, 144A
10/27 at 100.00 669,481
Total Long-Term Care 5,452,517

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 18.6% (11.1% of Total Investments)
$ 575 Buckeye Union High School District 201, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project, Refunding
Series 2017, 5.000%, 7/01/35 - BAM Insured
7/27 at 100.00 $ 602,703
2,105 Golder Ranch Fire District, Pima and Pinal Counties, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/01/45
7/30 at 100.00 2,013,138
1,045 Maricopa County School District 14 Creighton Elementary, Arizona,
General Obligation Bonds, School Improvement Series 2021C, 4.000%,
7/01/34
7/31 at 100.00 1,092,642
2,315 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 1990, Series
1990A, 5.000%, 7/01/38
7/28 at 100.00 2,454,664
630 Maricopa County School District 214 Tolleson Union High, Arizona,
General Obligation Bonds, School Improvement Project 2017, Series
2018A, 5.000%, 7/01/37
7/27 at 100.00 660,738
1,500 Maricopa County Special Health Care District, Arizona, General Obligation
Bonds, Series 2018C, 5.000%, 7/01/36
7/28 at 100.00 1,603,545
1,350 Maricopa County Unified School District 95 Queen Creek, Arizona,
General Obligation Bonds, School Improvement Series 2018, 5.000%,
7/01/36
7/25 at 102.00 1,407,429
1,275 Maricopa County Union High School District 210 Phoenix, Arizona,
General Obligation Bonds, School Improvement & Project of 2011
Series 2017E, 5.000%, 7/01/33
7/27 at 100.00 1,356,562
Mohave County Union High School District 2 Colorado
River, Arizona, General Obligation Bonds, School
Improvement Series 2017:
1,000 5.000%, 7/01/34 7/27 at 100.00 1,052,620
1,000 5.000%, 7/01/36 7/27 at 100.00 1,050,420
690 Northwest Fire District of Pima County, Arizona, General Obligation
Bonds, Series 2017, 5.000%, 7/01/36
7/27 at 100.00 724,748
2,000 Paradise Valley Unified School District No. 69, Maricopa County, Arizona,
General Obligation Bonds, School Improvement Project of 2019, Series
2022D, 4.000%, 7/01/41
7/32 at 100.00 1,950,080
2,895 Pima County Unified School District 12 Sunnyside, Arizona, General
Obligation Bonds, School Improvement Project 2011, Series 2014D,
5.000%, 7/01/34 - AGM Insured
7/24 at 100.00 2,922,763
1,500 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement Project of 2014, Series 2017C,
5.000%, 7/01/36 - BAM Insured
7/27 at 100.00 1,575,540
Pinal County School District 4 Casa Grande Elementary,
Arizona, General Obligation Bonds, School improvement
Project 2016, Series 2017A:
620 5.000%, 7/01/34 - BAM Insured 7/27 at 100.00 650,771
1,000 5.000%, 7/01/35 - BAM Insured 7/27 at 100.00 1,048,180
2,000 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/46
7/31 at 103.00 1,664,940
950 Tempe, Arizona, General Obligation Bonds, Series 2021, 5.000%, 7/01/39 7/31 at 100.00 1,037,257
Western Maricopa Education Center District 402, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project 2012, Series2014B:
715 4.500%, 7/01/33 7/24 at 100.00 717,324
665 4.500%, 7/01/34 7/24 at 100.00 666,150
Total Tax Obligation/General 26,252,214
Tax Obligation/Limited - 43.9% (26.4% of Total Investments)
100 Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian, Ada
County, Idaho, Series 2020, 5.000%, 6/01/31, 144A
No Opt. Call 99,326
1,250 Arizona State Transportation Board, Highway Revenue Bonds, Refunding
Series 2016, 5.000%, 7/01/35
7/26 at 100.00 1,306,688
275 Buckeye, Arizona, Excise Tax Revenue Obligations, Refunding Series 2016,
4.000%, 7/01/36
7/26 at 100.00 276,933
1,000 Buckeye, Arizona, Excise Tax Revenue Obligations, Series 2015, 5.000%,
7/01/37
7/25 at 100.00 1,020,970

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,215 Cadence Community Facilities District, Mesa, Arizona, Special Assessment
Revenue Bonds, Assessment District 3, Series 2020, 4.000%, 7/01/45
7/30 at 100.00 $ 1,033,054
123 Cahava Springs Revitalization District, Cave Creek, Arizona, Special
Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (d)
7/27 at 100.00 94,597
1,210 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015, 5.000%, 7/15/39, 144A
7/25 at 100.00 1,182,715
1,810 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - AGM Insured
7/27 at 100.00 1,889,640
2,445 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018, 4.375%, 7/15/43 - BAM Insured
7/27 at 100.00 2,458,912
650 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021, 4.000%, 7/15/41 - BAM Insured
7/31 at 100.00 639,210
484 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013, 5.250%,
7/01/38
10/23 at 100.00 464,703
697 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019, 5.200%,
7/01/43
7/27 at 100.00 635,915
2,280 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021,
3.750%, 7/01/45
7/30 at 100.00 1,686,425
1,035 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020, 3.500%, 7/15/44
7/30 at 100.00 710,662
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
105 5.000%, 7/15/32 - AGM Insured 7/27 at 100.00 110,584
1,145 Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona,
Special Assessment Revenue Bonds, Lucero Assessment District 2,
Series 2023, 5.750%, 7/01/46
7/32 at 100.00 1,122,089
Festival Ranch Community Facilities District, Buckeye,
Arizona, General Obligation Bonds, Series 2012:
345 5.000%, 7/15/27 - BAM Insured 10/23 at 100.00 345,341
1,085 5.000%, 7/15/31 10/23 at 100.00 1,085,890
500 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2016, 4.000%, 7/15/36 - BAM Insured
7/26 at 100.00 490,635
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/37 - BAM Insured
7/27 at 100.00 1,044,150
590 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2018, 5.000%, 7/15/38 - BAM Insured
7/27 at 100.00 610,131
1,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2020, 4.000%, 7/15/40 - BAM Insured
7/30 at 100.00 940,680
2,000 Festival Ranch Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Series 2022, 5.000%, 7/15/42 - AGM Insured
7/32 at 100.00 2,107,820
331 Festival Ranch Community Facilities District, Buckeye, Arizona, Special
Assessment Revenue Bonds,  Assessment District 11, Series 2017,
5.200%, 7/01/37
7/27 at 100.00 312,868
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
545 4.000%, 7/15/32 7/26 at 100.00 552,695
1,500 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/39
11/25 at 100.00 1,467,315
1,250 Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A, 5.000%, 12/01/46
12/26 at 100.00 1,171,100
1,425 Marana, Arizona, Pledged Excise Tax Revenue Bonds, Refunding Series
2013, 5.000%, 7/01/33
10/23 at 100.00 1,426,083
615 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/39
10/32 at 100.00 611,617
200 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2016, 5.000%, 7/15/31
7/26 at 100.00 206,552
385 Merrill Ranch Community Facilities District 2, Florence, Arizona, General
Obligation Bonds, Series 2017, 5.000%, 7/15/42 - BAM Insured
7/27 at 100.00 397,051

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 400 Parkway Community Facilities District 1, Prescott Valley, Arizona, General
Obligation Bonds, Series 2006, 5.350%, 7/15/31
10/23 at 100.00 $ 318,372
1,625 Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue
Bonds, Subordinate Lien Series 2020A, 4.000%, 7/01/45
7/30 at 100.00 1,545,245
580 Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue
Bonds, Mesa Project, Series 2012, 5.000%, 7/01/38, (AMT)
10/23 at 100.00 579,994
1,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%,
8/01/33
8/24 at 100.00 1,010,270
1,500 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019, 4.000%,
8/01/38
8/28 at 100.00 1,486,995
1,000 Puerto Rico Highway and Transportation Authority, Restructured Toll
Revenue Bonds, Series 2022A, 5.000%, 7/01/62
7/32 at 100.00 986,250
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
9,520 0.000%, 7/01/46 7/28 at 41.38 2,651,510
2,440 5.000%, 7/01/58 7/28 at 100.00 2,367,776
Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Refunding Series 2016:
540 4.000%, 8/01/34 8/26 at 100.00 549,795
545 4.000%, 8/01/36 8/26 at 100.00 551,006
1,740 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2018A, 5.000%, 8/01/42
8/28 at 100.00 1,833,716
2,500 Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation
Bonds, Series 2020, 4.000%, 8/01/45
8/30 at 100.00 2,393,175
San Luis, Arizona, Pledged Excise Tax Revenue Bonds,
Refunding Series2014A:
1,400 5.000%, 7/01/34 - BAM Insured 7/24 at 100.00 1,413,314
2,100 5.000%, 7/01/38 - BAM Insured 7/24 at 100.00 2,117,934
3,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2006, 5.000%, 7/01/24
No Opt. Call 3,042,180
1,650 Sundance Community Facilities District, Buckeye, Arizona, General
Obligation Bonds, Refunding Series 2018, 5.000%, 7/15/39 - BAM
Insured
7/28 at 100.00 1,748,917
694 Superstition Vistas Community Facilities District 1, Apache Junction,
Arizona, Special Assessment Revenue Bonds, Series 2023, 6.000%,
7/01/47
7/33 at 100.00 684,444
3,000 Town of Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2022, 5.000%, 8/01/47
8/32 at 100.00 3,217,110
500 Verrado District 1 Community Faciliites District, Buckeye, Arizona, General
Obligation Bonds, Series 2023, 4.125%, 7/15/41 - BAM Insured , (WI/
DD)
7/33 at 100.00 486,825
325 Vistancia West Community Facilities District, Peoria, Arizona, General
Obligation Bonds, Series 2016, 3.250%, 7/15/25, 144A
10/23 at 100.00 324,243
4,240 Yavapai County Jail District, Arizona, Pleged Revenue Obligation Bonds,
Series 2020, 4.000%, 7/01/40 - BAM Insured
7/29 at 100.00 4,125,774
1,160 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022, 4.250%,
7/15/42 - BAM Insured
7/32 at 100.00 1,147,727
Total Tax Obligation/Limited 62,084,923
Transportation - 7.0% (4.2% of Total Investments)
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2015A:
910 5.000%, 7/01/40 7/25 at 100.00 924,223
2,185 5.000%, 7/01/45 7/25 at 100.00 2,209,276
2,000 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 2,036,560
Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A:
1,000 5.000%, 7/01/37, (AMT) 7/27 at 100.00 1,027,060
1,000 5.000%, 7/01/42, (AMT) 7/27 at 100.00 1,016,260
1,500 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2018, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 1,537,620

Nuveen Arizona Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NAZ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,045 Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility
Charge Revenue Bonds, Series 2019A, 5.000%, 7/01/35
7/29 at 100.00 $ 1,116,133
Total Transportation 9,867,132
U.S. Guaranteed - 4.3% (2.6% of Total Investments) (e)
1,200 Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner
Health Systems, Series 2014A, 5.000%, 1/01/44, (Pre-refunded 1/01/24)
1/24 at 100.00 1,206,180
Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, General Obligation Bonds, Refunding
Series 2017:
550 5.000%, 7/15/32, (Pre-refunded 7/15/27) - AGM Insured 7/27 at 100.00 588,516
Goodyear Community Facilities Utilities District 1, Arizona,
General Obligation Bonds, Refunding Series 2016:
55 4.000%, 7/15/32, (Pre-refunded 7/15/26) 7/26 at 100.00 56,227
Northern Arizona University, System Revenue Bonds,
Refunding Series 2014:
720 5.000%, 6/01/40, (Pre-refunded 6/01/24) 6/24 at 100.00 729,094
2,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2014A, 5.000%, 7/01/39, (Pre-refunded
7/01/24)
7/24 at 100.00 2,026,500
1,320 Scottsdale Municipal Property Corporation, Arizona, Excise Tax Revenue
Bonds, Refunding Series 2017, 5.000%, 7/01/36, (Pre-refunded 7/01/27)
7/27 at 100.00 1,416,492
Total U.S. Guaranteed 6,023,009
Utilities - 29.8% (17.9% of Total Investments)
Carefree Utilities Community Facilities District, Arizona,
Water System Revenue Bonds, Series 2021:
30 4.000%, 7/01/41 7/31 at 100.00 28,153
650 4.000%, 7/01/46 7/31 at 100.00 586,638
655 Central Arizona Water Conservation District, Arizona, Water Delivery O&M
Revenue Bonds, Series 2016, 5.000%, 1/01/36
1/26 at 100.00 672,711
2,615 City of Mesa, Arizona, Utility System Revenue Bonds, Series 2022C,
5.000%, 7/01/36
No Opt. Call 2,969,489
1,250 Gilbert Water Resource Municipal Property Corporation, Arizona, Utility
System Revenue Bonds, Senior Lien Green Series 2022, 4.000%, 7/15/47
7/32 at 100.00 1,184,638
785 Goodyear, Arizona, Water and Sewer Revenue Obligations, Refunding
Subordinate Lien Series 2016, 5.000%, 7/01/45 - AGM Insured
7/26 at 100.00 803,557
875 Goodyear, Arizona, Water and Sewer Revenue Obligations, Subordinate
Lien Series 2020, 4.000%, 7/01/49 - AGM Insured
7/29 at 100.00 801,080
665 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2017, 5.000%, 7/01/36
7/27 at 100.00 676,631
1,100 Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/39 10/24 at 100.00 1,116,016
1,125 Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding
Senior Lien Series 2015A, 5.000%, 7/01/36 - AGM Insured
7/25 at 100.00 1,150,785
8,750 Mesa, Arizona, Utility System Revenue Bonds, Series 2018, 5.000%,
7/01/42, (UB) (f)
7/28 at 100.00 9,144,800
1,135 Phoenix Civic Improvement Corporation, Arizona, Wastewater System
Revenue Bonds, Refunding Junior Lien Series 2014, 5.000%, 7/01/29
7/24 at 100.00 1,149,483
1,000 Phoenix Civic Improvement Corporation, Arizona, Water System Revenue
Bonds, Junior Lien Series 2021A, 4.000%, 7/01/42
7/31 at 100.00 966,750
695 Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds,
Refunding  Series 2016, 5.000%, 7/01/35
7/26 at 100.00 725,406
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 5.000%, 7/01/37, 144A
7/31 at 100.00 1,000,270
1,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Refunding Series 2015A, 5.000%,
12/01/36
6/25 at 100.00 1,534,305
2,500 Salt River Project Agricultural Improvement and Power District, Arizona,
Electric System Revenue Bonds, Series 2023A, 5.000%, 1/01/50
1/33 at 100.00 2,674,350

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Salt Verde Financial Corporation, Arizona, Senior Gas
Revenue Bonds, Citigroup Energy Inc Prepay Contract
Obligations, Series 2007:
$ 4,500 5.500%, 12/01/29 No Opt. Call $ 4,752,270
5,665 5.000%, 12/01/37 No Opt. Call 5,806,115
Surprise, Arizona, Utility  System Revenue Bonds, Refunding
Senior Lien Series 2018:
500 5.000%, 7/01/35 7/28 at 100.00 543,610
805 5.000%, 7/01/36 7/28 at 100.00 869,859
3,000 Yuma, Arizona, Utilities System Revenue Bonds, Series 2021, 4.000%,
7/01/40 - BAM Insured
7/31 at 100.00 2,939,850
Total Utilities 42,096,766
Total Municipal Bonds
(cost $242,204,291) 232,419,157
Total Long-Term Investments
(cost $242,204,291) 232,419,157
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  2.2%(1.3% of Total Investments)
X 3,078,000 MUNICIPAL BONDS - 2.2%  (1.3% of Total Investments)
X 3,078,000
Health Care - 2.2% (1.3% of Total Investments)
$ 3,078 Phoenix Industrial Development Authority, Arizona, Health Care Facilities
Revenue Bonds, Mayo Clinic, Series 2014B, 2.300%, 11/15/52,
(Mandatory Put 9/08/23) (g)
9/23 at 100.00 $ 3,078,000
Total Health Care 3,078,000
Total Municipal Bonds
(cost $3,078,000) 3,078,000
Total Short-Term Investments
(cost $3,078,000) 3,078,000
Total Investments
(cost $245,282,291) - 166.7% 235,497,157
Floating Rate Obligations - (5.0)%   (7,000,000)
AMTP Shares, Net - (62.5)% (h) (88,254,347)
Other Assets & Liabilities, Net - 0.8% 1,056,720
Net Assets Applicable to Common Shares - 100% $ 141,299,530
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(h) AMTP Shares, Net as a percentage of Total Investments is 37.5%
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Nuveen New Jersey Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 159.2% (99.2% of Total Investments)
X 876,520,900 MUNICIPAL BONDS - 159.2%  (99.2% of Total Investments)
X 876,520,900
Consumer Discretionary - 0.5% (0.3% of Total Investments)
Middlesex County Improvement Authority, New Jersey,
Senior Revenue Bonds, Heldrich Center Hotel/Conference
Center Project, Series 2005A:
$ 2,460 5.000%, 1/01/32 (c) 10/23 at 100.00 $ 1,613,563
1,485 5.125%, 1/01/37 (c) 10/23 at 100.00 967,493
Total Consumer Discretionary 2,581,056
Consumer Staples - 5.4% (3.4% of Total Investments)
Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A:
8,525 4.000%, 6/01/37 6/28 at 100.00 8,561,146
13,045 5.000%, 6/01/46 6/28 at 100.00 13,280,593
8,250 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 8,117,175
Total Consumer Staples 29,958,914
Education and Civic Organizations - 19.2% (11.9% of Total Investments)
1,000 Atlantic County Improvement Authority, New Jersey, General Obligation
Lease Revenue Bonds, Stockton University Atlantic City Campus Phase
II, Series 2021A, 4.000%, 7/01/53 - AGM Insured
7/31 at 100.00 916,940
1,760 Camden County Improvement Authority, New Jersey, Lease Revenue
Bonds, Rowan University School of Osteopathic Medicine Project,
Refunding Series 2013A, 5.000%, 12/01/32
12/23 at 100.00 1,762,059
715 Camden County Improvement Authority, New Jersey, School Revenue
Bonds, KIPP: Cooper Norcross Academy 2022 Project, Social Series
2022, 6.000%, 6/15/62
12/30 at 100.00 739,145
Essex County Improvement Authority, New Jersey, General
Obligation Lease Revenue Bonds, Institute of Technology
CHF-Newark, LLC-NJIT Student Housing Project, Series
2021A:
2,600 4.000%, 8/01/51 - BAM Insured 8/31 at 100.00 2,373,254
1,000 4.000%, 8/01/56 - BAM Insured 8/31 at 100.00 903,530
1,000 Gloucester County Improvement Authority, New Jersey, Revenue Bonds,
Rowan University Fossil Park & Student Center Projects, Series 2021,
4.000%, 7/01/46 - BAM Insured
7/30 at 100.00 945,670
1,000 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Foundation Academy Charter School, Series 2018A, 5.000%,
7/01/50
1/28 at 100.00 926,060
175 New Jersey Economic Development Authority, Charter School Revenue
Bonds, Teaneck Community Charter School, Series 2017A, 5.125%,
9/01/52, 144A
9/27 at 100.00 155,606
2,025 New Jersey Economic Development Authority, Revenue Bonds, The
Seeing Eye Inc., Refunding Series 2015, 5.000%, 3/01/25
No Opt. Call 2,067,646
New Jersey Economic Development Authority, Revenue
Bonds, The Seeing Eye Inc., Refunding Series 2017:
820 3.000%, 6/01/32 12/27 at 100.00 763,469
500 5.000%, 6/01/32 12/27 at 100.00 521,870
1,000 New Jersey Educational Facilities Authority, Revenue Bonds, Kean
University, Refunding Series 2015H, 4.000%, 7/01/39 - AGM Insured
7/25 at 100.00 958,080
New Jersey Educational Facilities Authority, Revenue Bonds,
Montclair State University, Refunding Series 2015D:
2,395 5.000%, 7/01/31 7/25 at 100.00 2,454,707
1,600 5.000%, 7/01/33 7/25 at 100.00 1,637,872
1,000 5.000%, 7/01/34 7/25 at 100.00 1,023,520
5,950 New Jersey Educational Facilities Authority, Revenue Bonds, Montclair
State University, Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 5,971,301

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 5,280 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Refunding Series 2021C, 5.000%, 3/01/30
No Opt. Call $ 5,979,706
4,000 New Jersey Educational Facilities Authority, Revenue Bonds, Princeton
University, Tender Option Bond Trust 2015-XF0149, 4.980%, 7/01/44,
144A, (IF) (d)
7/24 at 100.00 4,084,120
New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series   2017F:
330 3.750%, 7/01/37 7/27 at 100.00 252,057
3,830 4.000%, 7/01/42 7/27 at 100.00 2,808,616
3,885 5.000%, 7/01/47 7/27 at 100.00 3,211,924
1,200 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2015C, 5.000%, 7/01/35
7/25 at 100.00 1,221,828
775 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Refunding Series 2017D, 3.500%, 7/01/44
7/27 at 100.00 614,242
New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D:
685 5.000%, 7/01/38 10/23 at 100.00 685,212
1,935 5.000%, 7/01/43 10/23 at 100.00 1,935,445
1,980 New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall
University, Series 2016C, 3.000%, 7/01/46
7/26 at 100.00 1,390,752
860 New Jersey Educational Facilities Authority, Revenue Bonds, Stevens
Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 721,230
New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A:
1,060 5.000%, 7/01/37 7/27 at 100.00 1,080,437
2,500 5.000%, 7/01/42 7/27 at 100.00 2,515,375
1,050 4.000%, 7/01/47 7/27 at 100.00 897,225
3,160 5.000%, 7/01/47 7/27 at 100.00 3,164,424
975 New Jersey Educational Facilities Authority, Revenue Bonds, The College
of Saint Elizabeth, Series 2016D, 5.000%, 7/01/46
7/26 at 100.00 854,578
4,560 New Jersey Educational Facilities Authority, Revenue Bonds, William
Paterson University, Series 2015C, 5.000%, 7/01/40
7/25 at 100.00 4,598,395
New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson University, Series 2017B:
2,000 5.000%, 7/01/42 - AGM Insured 7/27 at 100.00 2,056,440
2,420 5.000%, 7/01/47 - AGM Insured 7/27 at 100.00 2,477,983
410 New Jersey Higher Education Assistance Authority, Student Loan Revenue
Bonds, Tender Option Bond Trust 2015-XF0151, 0.815%, 12/01/27,
(AMT), 144A, (IF)
12/23 at 100.00 377,663
1,165 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2021B, 2.500%, 12/01/40,
(AMT)
12/29 at 100.00 958,935
11,925 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Senior Series 2022B, 4.000%, 12/01/41,
(AMT)
12/30 at 100.00 11,634,149
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Refunding Series 2018A:
910 3.750%, 12/01/30, (AMT) 6/28 at 100.00 879,606
925 4.000%, 12/01/32, (AMT) 6/28 at 100.00 919,736
725 4.000%, 12/01/33, (AMT) 6/28 at 100.00 720,875
775 4.000%, 12/01/35, (AMT) 6/28 at 100.00 771,133
1,375 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Refunding Series 2023B, 4.000%, 12/01/44, (AMT)
12/33 at 100.00 1,305,920
1,230 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2021C, 3.250%,
12/01/51, (AMT)
12/29 at 100.00 842,784
2,500 New Jersey Higher Education Student Assistance Authority, Student
Loan Revenue Bonds, Refunding Subordinate Series 2022C, 5.000%,
12/01/52, (AMT)
12/30 at 100.00 2,511,250
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2016-1A:
1,660 3.500%, 12/01/32, (AMT) 12/25 at 100.00 1,616,923
380 4.000%, 12/01/39, (AMT) 12/25 at 100.00 376,284

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,275 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2019B, 3.250%, 12/01/39, (AMT)
6/28 at 100.00 $ 1,190,812
535 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Senior Series 2020B, 3.500%, 12/01/39, (AMT)
12/28 at 100.00 506,640
New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Series 2015-1A:
1,720 4.000%, 12/01/28, (AMT) 12/24 at 100.00 1,717,626
950 4.000%, 12/01/30, (AMT) 12/24 at 100.00 948,661
6,855 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2017-C, 4.250%, 12/01/47, (AMT)
12/26 at 100.00 6,567,913
4,795 New Jersey Higher Education Student Assistance Authority, Student Loan
Revenue Bonds, Subordinate Series 2019C, 3.625%, 12/01/49, (AMT)
6/28 at 100.00 3,693,349
2,315 New Jersey Institute of Technology, New Jersey, General Obligation
Bonds, Series 2015A, 5.000%, 7/01/45
7/25 at 100.00 2,342,896
1,000 Passaic County Improvement Authority, New Jersey, Charter School
Revenue Bonds, Paterson Arts & Science Charter School, Series 2023,
5.500%, 7/01/58
7/31 at 100.00 978,610
Total Education and Civic Organizations 105,532,483
Financials - 0.2% (0.1% of Total Investments)
1,254 New Jersey Economic Development Authority, Revenue Refunding Bonds,
Kapkowski Road Landfill Project, Series 2002, 6.500%, 4/01/28
No Opt. Call 1,243,062
Total Financials 1,243,062
Health Care - 17.0% (10.6% of Total Investments)
New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series
2021:
2,880 2.375%, 7/01/46 7/31 at 100.00 1,788,451
1,215 3.000%, 7/01/51 7/31 at 100.00 824,985
185 New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS
Hospital Corporation, Series 2008A, 5.000%, 7/01/27
10/23 at 100.00 185,091
2,175 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
AHS Hospital Corporation, Refunding Series 2016, 4.000%, 7/01/41
1/27 at 100.00 2,062,944
11,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44
7/24 at 100.00 11,059,730
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hackensack Meridian Health Obligated
Group, Refunding Series 2017A:
700 5.000%, 7/01/28 7/27 at 100.00 744,961
4,140 5.000%, 7/01/57 7/27 at 100.00 4,214,520
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
210 4.000%, 7/01/45 7/24 at 100.00 188,937
12,010 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Inspira Health Obligated Group Issue, Series 2017A, 5.000%, 7/01/42
7/27 at 100.00 12,184,265
1,450 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Meridian Health System Obligated Group, Refunding Series 2013A,
5.000%, 7/01/32
10/23 at 100.00 1,450,261
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Princeton HealthCare System, Series
2016A:
830 5.000%, 7/01/32 7/26 at 100.00 866,877
1,055 5.000%, 7/01/33 7/26 at 100.00 1,100,987
1,370 5.000%, 7/01/34 7/26 at 100.00 1,427,540
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Robert Wood Johnson University Hospital
Issue, Series 2014A:
4,235 5.000%, 7/01/39 7/24 at 100.00 4,258,081
5,955 5.000%, 7/01/43 7/24 at 100.00 5,977,629

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
$ 3,945 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Robert Wood Johnson University Hospital, Series 2013A, 5.500%,
7/01/43
10/23 at 100.00 $ 3,947,249
4,155 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Refunding Series 2016A,
5.000%, 7/01/43
7/26 at 100.00 4,224,472
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, RWJ Barnabas Health Obligated Group,
Series 2021A:
1,690 4.000%, 7/01/45 7/31 at 100.00 1,616,248
1,000 3.000%, 7/01/51 7/31 at 100.00 719,890
1,960 4.000%, 7/01/51 7/31 at 100.00 1,821,938
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Saint Joseph's Healthcare System
Obligated Group Issue, Refunding Series 2016:
1,600 3.000%, 7/01/32 7/26 at 100.00 1,389,152
1,135 4.000%, 7/01/34 7/26 at 100.00 1,061,043
1,600 5.000%, 7/01/35 7/26 at 100.00 1,611,920
3,700 5.000%, 7/01/36 7/26 at 100.00 3,710,841
2,095 5.000%, 7/01/41 7/26 at 100.00 2,025,677
6,655 4.000%, 7/01/48 7/26 at 100.00 5,436,203
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, University Hospital Issue, Refunding
Series 2015A:
5,025 4.125%, 7/01/38 - AGM Insured 7/25 at 100.00 4,942,590
5,410 5.000%, 7/01/46 - AGM Insured 7/25 at 100.00 5,424,228
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Valley Health System Obligated Group,
Series 2019:
1,740 4.000%, 7/01/44 7/29 at 100.00 1,587,471
8,350 3.000%, 7/01/49 7/29 at 100.00 5,633,077
Total Health Care 93,487,258
Housing/Multifamily - 4.5% (2.8% of Total Investments)
New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean
University Student Housing Project, Series 2017A:
450 5.000%, 7/01/47 1/27 at 100.00 416,466
1,400 5.000%, 1/01/50 1/27 at 100.00 1,281,756
1,900 New Jersey Economic Development Authority, Revenue Bonds, Provident
Group - Rowan Properties LLC - Rowan University Student Housing
Project, Series 2015A, 5.000%, 1/01/48
1/25 at 100.00 1,714,427
6,575 New Jersey Economic Development Authority, Revenue Bonds, West
Campus Housing LLC - New Jersey City University Student Housing
Project, Series 2015, 5.000%, 7/01/47
7/25 at 100.00 5,428,978
3,418 New Jersey Housing & Mortgage Finance Agency, Multifamily Conduit
Revenue Bonds, Cherry Garden Apartments Project, Series 2021B,
2.375%, 1/01/39
No Opt. Call 2,559,639
4,320 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2015A, 4.000%, 11/01/45
11/24 at 100.00 3,873,139
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2017D:
1,125 3.900%, 11/01/32, (AMT) 5/26 at 100.00 1,085,287
1,750 4.250%, 11/01/37, (AMT) 5/26 at 100.00 1,633,345
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2020A:
1,150 2.300%, 11/01/40 11/29 at 100.00 807,024
500 2.450%, 11/01/45 11/29 at 100.00 332,640
1,000 2.550%, 11/01/50 11/29 at 100.00 636,860
1,000 2.625%, 11/01/56 11/29 at 100.00 611,610

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2021A:
$ 1,500 2.250%, 11/01/36 11/30 at 100.00 $ 1,150,935
1,270 2.650%, 11/01/46 11/30 at 100.00 852,195
1,445 2.700%, 11/01/51 11/30 at 100.00 917,748
1,310 2.750%, 11/01/56 11/30 at 100.00 805,205
750 New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue
Bonds, Series 2023C, 5.000%, 11/01/38, (AMT)
5/32 at 100.00 756,360
Total Housing/Multifamily 24,863,614
Housing/Single Family - 11.1% (6.9% of Total Investments)
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A:
5,280 3.600%, 4/01/33 10/27 at 100.00 5,041,291
3,275 3.750%, 10/01/35 10/27 at 100.00 3,137,909
2,840 New Jersey Housing and Mortgage Finance Agency, Single Family
Housing Revenue Bonds, Series 2018B, 3.800%, 10/01/32, (AMT)
10/27 at 100.00 2,749,887
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C:
4,585 3.500%, 10/01/34 4/28 at 100.00 4,326,543
4,835 3.850%, 10/01/39, (UB) (d) 4/28 at 100.00 4,381,622
3,295 3.950%, 10/01/44, (UB) (d) 4/28 at 100.00 2,976,967
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2020E:
4,810 2.050%, 10/01/35 4/29 at 100.00 3,847,182
6,235 2.250%, 10/01/40 4/29 at 100.00 4,552,797
3,210 2.400%, 10/01/45 4/29 at 100.00 2,363,427
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2021H:
5,995 1.900%, 10/01/36 4/30 at 100.00 4,574,845
4,625 2.150%, 10/01/41 4/30 at 100.00 3,236,251
8,070 2.400%, 4/01/52 4/30 at 100.00 5,600,499
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2022I:
4,040 4.500%, 10/01/42 4/31 at 100.00 3,992,893
3,095 4.600%, 10/01/46 4/31 at 100.00 3,092,679
New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Social Series 2023J:
1,000 4.150%, 10/01/38, (UB) (d) 4/32 at 100.00 944,710
2,300 4.500%, 10/01/43, (UB) (d) 4/32 at 100.00 2,258,554
3,850 4.700%, 10/01/48, (UB) (d) 4/32 at 100.00 3,843,494
Total Housing/Single Family 60,921,550
Long-Term Care - 0.7% (0.5% of Total Investments)
1,110 New Jersey Economic Development Authority, Fixed Rate Revenue Bonds,
Lions Gate Project, Series 2014, 5.250%, 1/01/44
1/24 at 100.00 1,022,654
2,755 New Jersey Economic Development Authority, Revenue Bonds, White
Horse HMT Urban Renewal LLC Project, Series 2020, 5.000%, 1/01/40,
144A
1/28 at 102.00 1,934,451
1,430 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%,
10/01/38, 144A
10/26 at 102.00 1,087,215
Total Long-Term Care 4,044,320

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 15.2% (9.5% of Total Investments)
$ 440 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2018,
3.125%, 1/15/32 - BAM Insured
1/28 at 100.00 $ 429,920
2,920 Cumberland County Improvement Authority, New Jersey, Guaranteed
Lease Revenue Bonds, County Correctional Facility Project, Series 2018,
4.000%, 10/01/43 - BAM Insured
10/28 at 100.00 2,777,008
Cumberland County, New Jersey, General Obligation
Bonds, Series 2021:
1,470 2.000%, 5/15/30 5/28 at 100.00 1,290,146
1,475 2.000%, 5/15/31 5/28 at 100.00 1,269,414
7,200 Essex County Improvement Authority, New Jersey, Lease Revenue Bonds,
Essex County Family Court Building House Projects, County Guaranteed
Series 2023, 5.000%, 7/03/24
No Opt. Call 7,281,144
680 Hamilton Township, Mercer County Board of Education, New Jersey,
General Obligation Bonds, Series 2017, 3.250%, 12/15/38
12/27 at 100.00 592,681
Harrison, New Jersey, General Obligation Bonds, Parking
Utility Series 2018:
1,340 3.125%, 3/01/31 - BAM Insured 3/28 at 100.00 1,305,817
1,110 3.250%, 3/01/32 - BAM Insured 3/28 at 100.00 1,086,379
1,255 3.500%, 3/01/36 - BAM Insured 3/28 at 100.00 1,211,451
1,040 Hudson County Improvement Authority, New Jersey, County Guaranteed
Governmental Loan Revenue Bonds, Guttenberg General Obligation
Bond Project, Series 2018, 5.000%, 8/01/42
8/25 at 100.00 1,057,025
1,750 Hudson County Improvement Authority, New Jersey, County Guaranteed
Pooled Notes, Series 2023B-1, 5.000%, 7/24/24
No Opt. Call 1,770,510
2,000 Hudson County Improvement Authority, New Jersey, County Secured
Lease Revenue Bonds, Hudson County Courthouse Project, Series 2020,
4.000%, 10/01/46
10/30 at 100.00 1,916,920
Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016:
4,235 5.000%, 5/01/46 5/26 at 100.00 4,316,481
9,775 5.250%, 5/01/51 5/26 at 100.00 10,014,683
5,000 Jersey City, New Jersey, General Obligation Bonds, General Improvement
Series 2022A, 3.000%, 2/15/37
2/29 at 100.00 4,327,550
Jersey City, New Jersey, General Obligation Bonds,
Refunding General Improvement Series 2017A:
1,000 5.000%, 11/01/29 11/27 at 100.00 1,074,080
515 5.000%, 11/01/31 11/27 at 100.00 553,254
440 5.000%, 11/01/33 11/27 at 100.00 472,318
Monmouth County Improvement Authority, New Jersey,
Governmental Pooled Loan Revenue Bonds, Series
2021A:
2,140 3.000%, 3/01/32 3/31 at 100.00 2,114,299
1,000 3.000%, 3/01/36 3/31 at 100.00 924,260
760 Montclair Township, Essex County, New Jersey, General Obligation Bonds,
Refunding Parking Utility Series 2014A, 5.000%, 1/01/37
1/24 at 100.00 762,516
2,110 New Brunswick, New Jersey, General Obligation Bonds, Cultural Center
Project, Series 2017, 4.000%, 9/15/44 - AGM Insured
9/27 at 100.00 2,010,492
New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A:
5,530 4.000%, 6/01/31 No Opt. Call 5,793,670
4,080 3.000%, 6/01/32 No Opt. Call 3,793,503
3,115 New Jersey State, General Obligation Bonds, Various Purpose Series
2020, 2.250%, 6/01/35
12/27 at 100.00 2,533,087
Newark Board of Education, Essex County, New Jersey,
General Obligation Bonds, School Energy Savings Series
2021:
750 3.000%, 7/15/38 - BAM Insured 7/31 at 100.00 610,770
755 3.000%, 7/15/39 - BAM Insured 7/31 at 100.00 603,690
1,000 3.000%, 7/15/40 - BAM Insured 7/31 at 100.00 787,210

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 2,400 Newark, Essex County, New Jersey, Mass Transit Access Tax Revenue
Bonds, Mulberry Pedestrian Bridge Redevelopment Project, Series 2022,
6.000%, 11/15/62 - AGM Insured
11/32 at 100.00 $ 2,699,136
Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1:
2,879 4.000%, 7/01/33 7/31 at 103.00 2,695,838
1,965 4.000%, 7/01/35 7/31 at 103.00 1,805,933
1,000 Sayreville School District, Middlesex County, New Jersey, General
Obligation Bonds, School Series 2022, 4.000%, 1/15/41 - BAM Insured
1/32 at 100.00 977,080
South Orange Village Township, New Jersey, General
Obligation Bonds, Refunding Series 2020:
400 4.000%, 1/15/25 No Opt. Call 403,024
500 4.000%, 1/15/26 No Opt. Call 507,705
1,196 South Orange Village Township, New Jersey, General Obligation Bonds,
Series 2023, 5.000%, 6/28/24
No Opt. Call 1,210,017
5,015 Union County Utilities Authority, New Jersey, Resource Recovery Facility
Lease Revenue Bonds, Covantan Union Inc. Lessee, Refunding Series
2011B, 5.250%, 12/01/31, (AMT)
10/23 at 100.00 5,020,115
2,515 Union County Utilities Authority, New Jersey, Solid Waste System County
Deficiency Revenue Bonds, Series 2011A, 5.000%, 6/15/41
10/23 at 100.00 2,516,283
1,450 Union County, New Jersey, General Obligation Bonds, Series 2018,
3.000%, 3/01/27
9/25 at 100.00 1,437,370
1,515 Washington Township Board of Education, Mercer County, New Jersey,
General Obligation Bonds, Series 2005, 5.250%, 1/01/27 - AGM Insured
No Opt. Call 1,606,370
Total Tax Obligation/General 83,559,149
Tax Obligation/Limited - 43.2% (26.9% of Total Investments)
2,630 Bergen County Improvement Authority, New Jersey, County Guaranteed
Revenue Bonds, Bergen New Bridge Medical Center Project, Series
2022, 5.000%, 8/01/47
8/32 at 100.00 2,855,023
3,775 Bergen County Improvement Authority, New Jersey, Guaranteed Lease
Revenue Bonds, County Administration Complex Project, Series 2005,
5.000%, 11/15/26
No Opt. Call 4,002,028
1,000 Bergen County Improvement Authority, New Jersey, Lease Revenue
Bonds, Boro Ridgefield Project, County Guaranteed Series 2020,
4.000%, 10/15/42
10/30 at 100.00 981,190
7,500 Burlington County Bridge Commission, New Jersey, Governmental
Leasing Program Revenue Bonds, Series 2023C, 4.500%, 8/07/24
No Opt. Call 7,564,575
3,000 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2003B, 0.000%, 11/01/25 - AGM Insured
No Opt. Call 2,774,700
2,230 Garden State Preservation Trust, New Jersey, Open Space and Farmland
Preservation Bonds, Series 2005A, 5.750%, 11/01/28 - AGM Insured
No Opt. Call 2,380,882
Middlesex County Improvement Authority, New Jersey,
General Obligation Lease Revenue Bonds, New Jersey
Health + Life Science Exchange - H-1 Project Series
2023A:
1,965 5.000%, 8/15/49 8/33 at 100.00 2,133,813
8,000 4.000%, 8/15/53, (UB) (d) 8/33 at 100.00 7,520,960
1,990 5.000%, 8/15/53 8/33 at 100.00 2,139,986
7,785 5.000%, 8/15/53, (UB) (d) 8/33 at 100.00 8,371,756
5,445 New Jersey Economic Development Authority, Lease Revenue Bonds,
State House Project, Series 2017B, 4.500%, 6/15/40
12/28 at 100.00 5,519,270
New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A:
2,400 5.250%, 11/01/47 11/32 at 100.00 2,568,192
1,685 5.000%, 11/01/52 11/32 at 100.00 1,762,089
5,575 New Jersey Economic Development Authority, Revenue Bonds, Motor
Vehicle Surcharge, Refunding Subordinate Series 2017A, 3.375%,
7/01/30
7/27 at 100.00 5,262,465
6,000 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 6,169,620

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 6,385 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/27
6/24 at 100.00 $ 6,447,765
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Social Series 2021QQQ:
1,300 5.000%, 6/15/31 12/30 at 100.00 1,429,779
1,000 5.000%, 6/15/32 12/30 at 100.00 1,097,430
New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1:
1,140 5.000%, 6/15/29 6/26 at 100.00 1,188,108
655 5.000%, 6/15/30 6/26 at 100.00 681,704
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022BB:
1,250 3.000%, 6/15/50 12/31 at 100.00 907,400
1,500 4.000%, 6/15/50 12/31 at 100.00 1,381,455
New Jersey Transportation Trust Fund Authority,
Transportation Program Bonds, Series 2022CC:
3,750 5.000%, 6/15/42 12/32 at 100.00 3,972,412
6,000 5.000%, 6/15/44 12/32 at 100.00 6,326,220
1,250 5.000%, 6/15/48 12/32 at 100.00 1,308,500
1,610 5.500%, 6/15/50 12/32 at 100.00 1,754,997
1,000 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 982,090
32,965 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/30
No Opt. Call 24,934,067
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Refunding Series 2006C:
37,600 0.000%, 12/15/32 - AGM Insured No Opt. Call 26,266,608
39,090 0.000%, 12/15/33 - AGM Insured No Opt. Call 26,092,966
5,160 0.000%, 12/15/34 - AGM Insured No Opt. Call 3,284,856
7,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2010D, 5.000%, 12/15/24
No Opt. Call 7,119,210
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2018A:
1,150 5.000%, 12/15/35 12/28 at 100.00 1,218,586
440 5.000%, 12/15/36 12/28 at 100.00 463,456
4,950 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 4,845,901
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2019BB:
750 4.000%, 6/15/44 12/28 at 100.00 711,165
6,845 3.500%, 6/15/46 12/28 at 100.00 5,733,030
2,900 4.000%, 6/15/50 12/28 at 100.00 2,670,813
New Jersey Transportation Trust Fund Authority,
Transportation System Bonds, Series 2020AA:
4,425 5.000%, 6/15/45 12/30 at 100.00 4,614,479
3,435 3.000%, 6/15/50 12/30 at 100.00 2,507,000
1,175 4.000%, 6/15/50 12/30 at 100.00 1,082,140
Newark Parking Authority, Essex County, New Jersey, Lease
Revenue Bonds, Parking Facility/Office Project Series
2023:
600 5.250%, 2/01/43 - AGM Insured 2/33 at 100.00 628,758
1,250 5.500%, 2/01/51 - AGM Insured 2/33 at 100.00 1,315,975
3,860 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Refunding
Series 2015, 3.750%, 5/01/36
5/25 at 100.00 3,840,082
4,005 Passaic County Improvement Authority, New Jersey, Lease Revenue
Bonds, Preakness Healthcare Center Expansion Project, Series 2012,
3.500%, 5/01/35
10/23 at 100.00 3,975,123
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
732 4.750%, 7/01/53 7/28 at 100.00 686,228
2,355 5.000%, 7/01/58 7/28 at 100.00 2,285,292

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
$ 2,874 4.329%, 7/01/40 7/28 at 100.00 $ 2,729,150
1,012 4.784%, 7/01/58 7/28 at 100.00 948,639
Union County Improvement Authority, New Jersey, General
Obligation Lease Bonds, Juvenile Detention Center
Facility Project, Refunding Series 2015A:
1,420 5.500%, 5/01/28 No Opt. Call 1,571,457
1,425 5.500%, 5/01/29 No Opt. Call 1,606,944
1,000 5.500%, 5/01/30 No Opt. Call 1,148,270
1,830 5.500%, 5/01/31 No Opt. Call 2,139,746
1,915 5.500%, 5/01/32 No Opt. Call 2,275,020
1,990 5.500%, 5/01/33 No Opt. Call 2,397,532
2,075 5.500%, 5/01/34 No Opt. Call 2,534,779
3,975 Union County Improvement Authority, New Jersey, Lease Revenue Bonds,
Plainfield - Park Madison Redevelopment Project, Tender Option Trust
2016-XG0057, 5.309%, 3/01/34, 144A, (IF) (d)
No Opt. Call 6,764,456
Total Tax Obligation/Limited 237,876,137
Transportation - 29.2% (18.2% of Total Investments)
Delaware River and Bay Authority, Delaware and New
Jersey, Revenue Bonds, Series 2014A:
1,285 5.000%, 1/01/34 1/24 at 100.00 1,291,155
5,890 4.125%, 1/01/39 1/24 at 100.00 5,813,960
7,800 5.000%, 1/01/44 1/24 at 100.00 7,821,996
1,000 Delaware River and Bay Authority, Delaware and New Jersey, Revenue
Bonds, Series 2019, 4.000%, 1/01/44
1/29 at 100.00 940,820
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2015:
1,000 4.000%, 7/01/34 - BAM Insured 7/25 at 100.00 1,009,520
2,820 4.000%, 7/01/35 - BAM Insured 7/25 at 100.00 2,838,584
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds,
Refunding Series 2019B:
2,005 5.000%, 7/01/28 No Opt. Call 2,163,756
1,520 5.000%, 7/01/29 No Opt. Call 1,659,612
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2017:
2,820 5.000%, 7/01/42 7/27 at 100.00 2,916,867
10,210 5.000%, 7/01/47 7/27 at 100.00 10,493,838
Delaware River Joint Toll Bridge Commission, New Jersey
and Pennsylvania, Bridge System Revenue Bonds, Series
2019A:
1,050 5.000%, 7/01/28 No Opt. Call 1,133,139
1,350 5.000%, 7/01/29 No Opt. Call 1,473,998
1,015 5.000%, 7/01/30 7/29 at 100.00 1,109,293
10,035 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds,  Series 2013, 5.000%, 1/01/40
1/24 at 100.00 10,059,987
2,325 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/37
1/29 at 100.00 2,495,051
New Jersey Economic Development Authority, Private
Activity Bonds, The Goethals Bridge Replacement Project,
Series 2013:
6,255 5.375%, 1/01/43, (AMT) 1/24 at 100.00 6,263,444
5,555 5.625%, 1/01/52, (AMT) 1/24 at 100.00 5,565,110
New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
1999:
1,040 5.125%, 9/15/23, (AMT) 9/23 at 100.50 1,040,031
2,800 5.250%, 9/15/29, (AMT) 10/23 at 100.50 2,807,952

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 2,250 New Jersey Economic Development Authority, Special Facilities Revenue
Bonds, Continental Airlines Inc., Series 2000A & 2000B, 5.625%,
11/15/30, (AMT)
3/24 at 101.00 $ 2,279,205
New Jersey Economic Development Authority, Special
Facility Revenue Bonds, Port Newark Container Terminal
LLC Project, Refunding Series 2017:
5,660 5.000%, 10/01/37, (AMT) 10/27 at 100.00 5,791,482
7,910 5.000%, 10/01/47, (AMT) 10/27 at 100.00 7,958,805
6,570 New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E,
5.000%, 1/01/45
1/25 at 100.00 6,649,103
3,065 New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%,
1/01/29 - AGM Insured
No Opt. Call 3,397,215
1,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2021A,
4.000%, 1/01/42
1/31 at 100.00 986,020
New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2022A:
1,250 4.000%, 1/01/42 7/32 at 100.00 1,232,525
2,500 4.000%, 1/01/43 7/32 at 100.00 2,463,950
7,500 New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB) (d)
1/33 at 100.00 8,211,150
2,750 Passaic County Improvement Authority, New Jersey, Revenue Bonds,
Paterson Parking Deck Facility, Series 2005, 5.000%, 4/15/35 - AGM
Insured
10/23 at 100.00 2,753,190
7,235 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/43
12/23 at 100.00 7,250,049
3,080 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Seventy Seventh Series 2013, 4.000%, 1/15/43, (AMT)
10/23 at 100.00 2,899,173
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Eighteen Series 2019:
8,000 4.000%, 11/01/41, (AMT) 11/29 at 100.00 7,622,880
4,000 4.000%, 11/01/47, (AMT) 11/29 at 100.00 3,695,360
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Fouteen Series 2019:
4,500 4.000%, 9/01/38, (AMT) 9/29 at 100.00 4,368,780
2,500 4.000%, 9/01/39, (AMT) 9/29 at 100.00 2,411,050
1,265 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Eighth Series 2023, 5.000%, 7/15/38, (AMT)
7/33 at 100.00 1,367,718
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Thirty-Four Series 2022, 5.500%, 8/01/52, (AMT)
8/32 at 100.00 2,162,460
Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Six Series 2022:
6,000 5.000%, 1/15/47, (AMT), (UB) (d) 1/33 at 100.00 6,260,700
4,660 5.000%, 1/15/52, (AMT), (UB) (d) 1/33 at 100.00 4,840,622
3,000 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Refunding Series 2014A, 5.000%, 11/01/39
11/24 at 100.00 2,999,790
1,040 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 1,058,356
South Jersey Transportation Authority, New Jersey,
Transportation System Revenue Bonds, Series 2022A:
2,240 4.625%, 11/01/47 11/32 at 100.00 2,207,094
1,000 5.250%, 11/01/52 - BAM Insured 11/32 at 100.00 1,068,280
Total Transportation 160,833,070

Nuveen New Jersey Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NXJ
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed - 7.8% (4.8% of Total Investments) (e)
Camden County Improvement Authority, New Jersey, Health
Care Redevelopment Revenue Bonds, Cooper Health
System Obligated Group Issue, Refunding Series 2014A:
$ 175 5.000%, 2/15/25, (Pre-refunded 2/15/24) 2/24 at 100.00 $ 176,178
220 5.000%, 2/15/26, (Pre-refunded 2/15/24) 2/24 at 100.00 221,481
1,320 5.000%, 2/15/27, (Pre-refunded 2/15/24) 2/24 at 100.00 1,328,884
1,385 5.000%, 2/15/28, (Pre-refunded 2/15/24) 2/24 at 100.00 1,394,321
1,385 5.000%, 2/15/29, (Pre-refunded 2/15/24) 2/24 at 100.00 1,394,321
2,500 5.000%, 2/15/32, (Pre-refunded 2/15/24) 2/24 at 100.00 2,516,825
3,040 5.000%, 2/15/33, (Pre-refunded 2/15/24) 2/24 at 100.00 3,060,459
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/24) 2/24 at 100.00 1,006,730
1,950 5.000%, 2/15/35, (Pre-refunded 2/15/24) 2/24 at 100.00 1,963,123
2,225 Cumberland County Improvement Authority, New Jersey, County General
Obligation Revenue Bonds, Technical High School Project, Series 2014,
5.000%, 9/01/39, (Pre-refunded 9/01/24) - AGM Insured
9/24 at 100.00 2,262,781
1,410 New Jersey Economic Development Authority, Revenue Bonds, United
Methodist Homes of New Jersey Obligated Group Issue, Refunding
Series 2014A, 5.000%, 7/01/29, (Pre-refunded 7/01/24)
7/24 at 100.00 1,428,104
New Jersey Economic Development Authority, School
Facilities Construction Bonds, Series 2015WW:
660 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 684,242
11,455 5.250%, 6/15/40, (Pre-refunded 6/15/25) 6/25 at 100.00 11,875,742
5,020 New Jersey Economic Development Authority, School Facilities
Construction Financing Program Bonds, Refunding Series 2014PP,
5.000%, 6/15/26, (Pre-refunded 6/15/24)
6/24 at 100.00 5,084,758
New Jersey Health Care Facilities Financing Authority,
Revenue Bonds, Hunterdon Medical Center, Refunding
Series 2014A:
2,055 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 2,081,386
3,390 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Kennedy Health System Obligated Group Issue, Refunding Series 2012,
3.750%, 7/01/27, (ETM)
No Opt. Call 3,406,441
405 Salem County Pollution Control Financing Authority, New Jersey, Pollution
Control Revenue Bonds, Chambers Project, Refunding Series 2014A,
5.000%, 12/01/23, (AMT), (ETM)
No Opt. Call 406,341
Sparta Township Board of Education, Sussex County, New
Jersey, General Obligation Bonds, Refunding Series 2015:
1,000 5.000%, 2/15/34, (Pre-refunded 2/15/25) 2/25 at 100.00 1,024,750
1,395 5.000%, 2/15/35, (Pre-refunded 2/15/25) 2/25 at 100.00 1,429,526
Total U.S. Guaranteed 42,746,393
Utilities - 5.2% (3.3% of Total Investments)
New Jersey Economic Development Authority, Energy
Facilities Revenue Bonds, UMM Energy Partners, LLC
Project, Series 2012A:
1,000 4.750%, 6/15/32, (AMT) 10/23 at 100.00 1,000,080
1,225 5.125%, 6/15/43, (AMT) 10/23 at 100.00 1,217,307
1,950 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011A, 2.750%, 8/01/39
8/24 at 100.00 1,534,065
1,495 New Jersey Economic Development Authority, Natural Gas Facilities
Revenue Bonds, New Jersey Natural Gas Company Project, Refunding
Series 2011C, 3.000%, 8/01/41, (AMT)
8/24 at 100.00 1,146,261
2,355 New Jersey Economic Development Authority, Water Facilities Revenue
Bonds, Middlesex Water Company, Series 2019, 4.000%, 8/01/59, (AMT)
8/29 at 100.00 2,011,853
5,220 New Jersey Infrastructure Bank, Environmental Infrastructure Bonds,
Green Series 2021A-1, 3.000%, 9/01/34
9/30 at 100.00 4,943,079
2,700 Passaic County Utilities Authority, New Jersey, Solid Waste Disposal
Revenue Bonds, Refunding Series 2018, 5.000%, 3/01/37
No Opt. Call 3,020,544
1,500 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/30, 144A
No Opt. Call 1,539,105
1,000 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B, 4.000%, 7/01/42, 144A
7/31 at 100.00 858,060

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 13,000 Salem County Pollution Control Financing Authority, New Jersey, Revenue
Bonds, Atlantic City Electric Company Project, Refunding Series 2020,
2.250%, 6/01/29
No Opt. Call $ 11,603,540
Total Utilities 28,873,894
Total Municipal Bonds
(cost $907,754,445) 876,520,900
Total Long-Term Investments
(cost $907,754,445) 876,520,900
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.3%(0.8% of Total Investments)
X 7,000,000 MUNICIPAL BONDS - 1.3%  (0.8% of Total Investments)
X 7,000,000
Health Care - 0.9% (0.6% of Total Investments)
$ 5,000 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
Virtua Health, Series 2009E, 2.620%, 7/01/43, (Mandatory Put 9/15/23)
(f)
9/23 at 100.00 $ 5,000,000
Total Health Care 5,000,000
Tax Obligation/General - 0.4% (0.2% of Total Investments)
$ 2,000 Mercer County, New Jersey, General Obligation Bonds, Tender Option
Bond Floater Series 2023-005, 4.100%, 4/04/24, (Mandatory Put
9/08/23), 144A (f)
No Opt. Call 2,000,000
Total Tax Obligation/General 2,000,000
Total Municipal Bonds
(cost $7,000,000) 7,000,000
Total Short-Term Investments
(cost $7,000,000) 7,000,000
Total Investments
(cost $914,754,445) - 160.5% 883,520,900
Floating Rate Obligations - (7.0)%   (38,595,000)
VRDP Shares, Net - (56.8)% (g) (312,711,751)
Other Assets & Liabilities, Net - 3.3% 18,398,943
Net Assets Applicable to Common Shares - 100% $ 550,613,092
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(g) VRDP Shares, Net as a percentage of Total Investments is 35.4%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
See Notes to Financial Statements

Nuveen Pennsylvania Quality Municipal Income
Fund
Portfolio of Investments August 31, 2023
(Unaudited)
NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 165.8% (100.0% of Total Investments)
X 748,437,569 MUNICIPAL BONDS - 155.9%  (94.0% of Total Investments)
X 748,437,569
Consumer Staples - 0.5% (0.3% of Total Investments)
$ 2,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 2,236,740
Total Consumer Staples 2,236,740
Education and Civic Organizations - 16.9% (10.2% of Total Investments)
715 Allegheny County Higher Education Building Authority, Pennsylvania,
College Revenue Refunding Bonds, Robert Morris College, Series
1998A, 6.000%, 5/01/28
No Opt. Call 743,250
Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University,
Series 2016:
735 3.000%, 10/15/30 10/26 at 100.00 645,646
1,000 5.000%, 10/15/38 10/26 at 100.00 958,470
1,625 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%,
10/15/47
10/27 at 100.00 1,473,404
Berks County Municipal Authority, Pennsylvania, Revenue
Bonds,  Alvernia University Project, Series 2020:
590 5.000%, 10/01/39 10/29 at 100.00 553,373
20 5.000%, 10/01/49 10/29 at 100.00 17,522
3,215 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%,
3/15/36
3/27 at 100.00 3,247,118
835 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 780,708
1,000 Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%,
10/15/52, 144A
10/32 at 100.00 1,000,610
2,200 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 1,863,356
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 1,042,950
1,230 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,110,641
1,020 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
5/24 at 100.00 999,090
4,595 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 3,601,469
2,395 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 2,043,079
Huntingdon County General Authority, Pennsylvania,
Revenue Bonds, Juniata College, Series 2016OO2:
590 3.250%, 5/01/36 5/26 at 100.00 493,948
1,555 3.500%, 5/01/41 5/26 at 100.00 1,215,606
2,000 Indiana County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Foundation for Indiana University of Pennsylvania Project,
Refunding Series 2022, 4.000%, 5/01/54 - BAM Insured
5/32 at 100.00 1,837,460
Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton,
Series 2017:
350 3.375%, 11/01/33 11/27 at 100.00 323,988
2,925 4.000%, 11/01/40 11/27 at 100.00 2,623,432
2,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,856,460

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,490 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 $ 1,240,723
2,755 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2022A, 4.500%, 6/01/43, (AMT)
6/31 at 100.00 2,715,052
1,545 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 1,486,475
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, Bryn Mawr College, Refunding Series
2014:
2,545 5.000%, 12/01/38 12/24 at 100.00 2,569,076
2,080 5.000%, 12/01/44 12/24 at 100.00 2,096,161
360 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 4.000%, 5/01/32
10/23 at 100.00 315,914
Pennsylvania Higher Educational Facilities Authority,
Revenue Bonds, University of the Sciences in Philadelphia,
Series 2012:
1,030 4.000%, 11/01/39 10/23 at 100.00 884,801
4,300 5.000%, 11/01/42 10/23 at 100.00 4,051,933
1,310 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%,
11/01/36
11/25 at 100.00 1,324,253
1,440 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 1,181,448
8,335 Pennsylvania State University, Revenue Bonds, Series 2022A, 5.000%,
9/01/47
9/32 at 100.00 8,941,288
3,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/48
9/33 at 100.00 3,293,370
1,255 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 1,002,105
500 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
10/23 at 100.00 456,255
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph?s University
Project, Refunding Series 2020C. Forward Delivery:
1,500 4.000%, 11/01/36 11/29 at 100.00 1,428,795
1,400 4.000%, 11/01/37 11/29 at 100.00 1,307,152
3,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 3,153,810
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
2,280 5.000%, 3/15/45, 144A 3/28 at 100.00 1,905,031
2,320 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 2,365,472
5,250 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 4,567,447
3,555 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 3,054,954
Wilkes-Barre Finance Authority, Pennsylvania, Revenue
Bonds, University of Scranton, Series 2015A:
1,890 5.000%, 11/01/32 11/25 at 100.00 1,940,822
740 5.000%, 11/01/33 11/25 at 100.00 759,699
675 4.000%, 11/01/35 11/25 at 100.00 650,275
Total Education and Civic Organizations 81,123,891

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 29.5% (17.8% of Total Investments)
$ 17,075 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue,
Series 2018A, 4.000%, 4/01/44
4/28 at 100.00 $ 14,782,169
Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh
Medical Center, Series 2019A:
210 4.000%, 7/15/35 7/29 at 100.00 209,145
2,300 4.000%, 7/15/36 7/29 at 100.00 2,252,988
Berks County Industrial Development Authority,
Pennsylvania, Health System Revenue Bonds, Tower Health
Project, Series 2017:
1,260 3.750%, 11/01/42 11/27 at 100.00 723,139
4,100 5.000%, 11/01/50, (UB) (c) 11/27 at 100.00 2,554,136
7,335 5.000%, 11/01/50 11/27 at 100.00 4,569,412
10,170 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 6,391,438
2,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 1,827,860
Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line
Health System, Series 2017A:
2,470 4.000%, 10/01/36 10/27 at 100.00 2,430,134
1,580 4.000%, 10/01/37 10/27 at 100.00 1,531,226
6,900 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 6,154,317
Dauphin County General Authority, Pennsylvania, Health
System Revenue Bonds, Pinnacle Health System Project,
Refunding Series 2016A:
1,375 5.000%, 6/01/34 6/26 at 100.00 1,415,122
375 5.000%, 6/01/35 6/26 at 100.00 385,073
2,275 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A, 5.000%, 7/01/41
7/26 at 100.00 2,005,140
Doylestown Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Series 2019A:
1,225 4.000%, 7/01/45 7/29 at 100.00 897,864
1,500 5.000%, 7/01/49 7/29 at 100.00 1,256,055
5,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 5,041,150
4,555 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%,
6/01/41
6/24 at 100.00 4,569,439
9,505 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%,
4/01/50
4/30 at 100.00 8,546,991
1,650 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 1,684,254
2,200 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46,
(UB) (c)
8/26 at 100.00 2,221,384
3,000 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42, (UB) (c)
8/26 at 100.00 3,052,620
1,530 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43
9/23 at 100.00 1,395,467
Lehigh County General Purpose Authority, Pennsylvania,
Revenue Bonds, Good Shepherd Group, Refunding Series
2016:
1,265 3.000%, 11/01/36 5/26 at 100.00 997,136
2,850 4.000%, 11/01/41, (UB) (c) 5/26 at 100.00 2,499,336
4,955 4.000%, 11/01/46, (UB) (c) 5/26 at 100.00 4,124,245

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Monroe County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Pocono Medical Center, Series 2016:
$ 1,020 3.375%, 7/01/32 7/26 at 100.00 $ 984,218
2,650 5.000%, 7/01/41 7/26 at 100.00 2,653,260
1,855 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2018A, 5.000%, 9/01/48
9/28 at 100.00 1,866,371
Montgomery County Higher Education and Health
Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson
University, Series 2019:
3,310 4.000%, 9/01/44 9/29 at 100.00 3,047,417
395 4.000%, 9/01/49 9/29 at 100.00 352,838
3,820 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series
2022B, 4.000%, 5/01/52
5/32 at 100.00 3,328,633
200 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Fixed Rate Series
2023A-2, 4.000%, 5/15/48
5/33 at 100.00 180,928
7,125 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50,
(UB) (c)
3/25 at 100.00 7,135,830
14,445 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series 2016C,
4.000%, 8/15/41
8/26 at 100.00 13,756,551
11,775 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 10,601,739
1,800 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 1,840,644
Pocono Mountains Industrial Park Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's Hospital -Monroe
Project, Series 2015A:
3,000 5.000%, 8/15/40 2/25 at 100.00 3,000,060
1,170 4.000%, 8/15/45 2/25 at 100.00 1,024,452
5,660 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 5,659,434
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
665 5.000%, 12/01/48 12/28 at 100.00 675,228
1,305 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 1,332,784
705 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 628,444
Total Health Care 141,586,071
Housing/Multifamily - 0.7% (0.4% of Total Investments)
160 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at
West Chester University Series 2013A, 5.000%, 8/01/45
10/23 at 100.00 148,336
1,650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,655,742
270 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 270,543
1,350 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
10/23 at 100.00 1,374,205
Total Housing/Multifamily 3,448,826

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family - 23.3% (14.1% of Total Investments)
$ 3,060 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35, (UB) (c)
10/24 at 100.00 $ 3,002,105
2,105 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 2,037,072
4,890 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 4,297,381
4,790 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41, (UB) (c)
10/25 at 100.00 3,951,415
15,545 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 12,823,537
1,080 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.650%, 10/01/32
4/26 at 100.00 1,049,317
3,895 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 3,770,827
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37, (UB) (c)
10/26 at 100.00 4,679,300
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 718,570
3,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 3,131,470
2,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41
10/29 at 100.00 1,456,680
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41, (UB) (c)
10/29 at 100.00 7,283,400
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2020-133:
1,500 2.350%, 10/01/40 10/29 at 100.00 1,082,460
1,350 2.500%, 10/01/45 10/29 at 100.00 923,616
1,565 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 1,011,569
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Series 2023-141A:
4,105 4.600%, 10/01/43, (UB) (c) 10/32 at 100.00 4,078,974
5,000 4.700%, 10/01/46, (UB) (c) 10/32 at 100.00 5,034,700
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 3,698,500
3,650 2.050%, 4/01/41 10/29 at 100.00 2,434,331
2,505 2.100%, 10/01/43 10/29 at 100.00 1,728,525
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-135A:
5,295 2.250%, 10/01/41 10/30 at 100.00 3,601,130
6,855 2.375%, 10/01/46 10/30 at 100.00 4,349,840
7,705 2.500%, 10/01/50 10/30 at 100.00 4,772,092
Pennsylvania Housing Finance Agency, Single Family
Mortgage Revenue Bonds, Social Series 2021-137:
5,240 2.450%, 10/01/41 4/31 at 100.00 3,687,965
6,545 2.600%, 4/01/46 4/31 at 100.00 4,343,851
3,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 2,554,243
8,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 7,802,405
2,480 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-140A, 4.450%, 10/01/47
4/32 at 100.00 2,419,339
10,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46, (UB) (c)
10/32 at 100.00 10,193,400
Total Housing/Single Family 111,918,014

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Industrials - 1.3% (0.8% of Total Investments)
$ 500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40, 144A (d),(e)
6/30 at 100.00 $ 8,900
500 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT), 144A (d),(e)
6/30 at 100.00 8,900
6,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 6,465,909
Total Industrials 6,483,709
Long-Term Care - 7.8% (4.7% of Total Investments)
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds,
Highlands at Wyomissing, Series 2017A:
940 5.000%, 5/15/37 5/27 at 100.00 909,159
1,160 5.000%, 5/15/47 5/27 at 100.00 1,035,706
230 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 207,460
1,760 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 1,414,618
Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services
Project, Series 2021A:
3,910 4.000%, 12/01/40 12/28 at 103.00 2,891,875
2,000 4.000%, 12/01/51 12/28 at 103.00 1,318,580
3,005 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 2,543,642
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
1,585 4.000%, 1/01/33 1/25 at 100.00 1,484,828
2,850 5.000%, 1/01/38 1/25 at 100.00 2,849,772
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
985 5.000%, 1/01/28 1/26 at 100.00 994,594
1,815 5.000%, 1/01/29 1/26 at 100.00 1,830,700
735 5.000%, 1/01/30 1/26 at 100.00 740,549
300 3.250%, 1/01/36 1/26 at 100.00 249,669
1,405 3.250%, 1/01/39 1/26 at 100.00 1,114,165
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
690 4.125%, 1/01/38 1/29 at 100.00 622,173
200 5.000%, 1/01/39 1/29 at 100.00 196,210
650 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 656,123
Lancaster County Hospital Authority, Pennsylvania,
Health Center Revenue Bonds, Saint Anne's Retirement
Community, Inc., Series 2020:
975 5.000%, 3/01/40 3/27 at 102.00 828,350
715 5.000%, 3/01/50 3/27 at 102.00 560,103
1,250 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds,
Landis Homes Retirement Community Project, Refunding Series 2015A,
5.000%, 7/01/45
7/25 at 100.00 1,122,712

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
Lancaster Industrial Development Authority, Pennsylvania,
Health Center Revenue Bonds, Landis Homes Retirement
Community Project, Refunding Series 2021:
$ 875 4.000%, 7/01/51 7/26 at 103.00 $ 637,709
1,400 4.000%, 7/01/56 7/26 at 103.00 989,534
5,000 Maxatawny Township Municipal Authority Revenue Bonds, Pennsylvania,
Diakon Lutheran Social Ministries Project,  Series 2022A, 4.500%,
1/01/45
1/32 at 100.00 4,303,250
Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living,
Inc., Series 2019:
1,845 5.000%, 11/01/44 11/26 at 103.00 1,572,364
1,000 5.000%, 11/01/49 11/26 at 103.00 826,550
Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2:
500 5.000%, 7/01/42 7/29 at 103.00 491,580
1,250 5.250%, 7/01/46 7/29 at 103.00 1,251,650
Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021:
2,215 4.000%, 5/15/41 5/28 at 103.00 1,695,671
2,785 4.000%, 5/15/47 5/28 at 103.00 1,969,858
Total Long-Term Care 37,309,154
Tax Obligation/General - 21.1% (12.7% of Total Investments)
840 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 782,250
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2014C-74:
1,750 5.000%, 12/01/32 12/24 at 100.00 1,773,957
1,285 5.000%, 12/01/34 12/24 at 100.00 1,298,544
2,440 Allegheny County, Pennsylvania, General Obligation Bonds, Series 2018C-
77, 5.000%, 11/01/43
11/28 at 100.00 2,552,313
Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2016:
1,500 4.000%, 8/01/31 8/26 at 100.00 1,527,165
1,255 4.000%, 8/01/33 8/26 at 100.00 1,275,745
1,950 Boyertown Area School District, Berks and Montgomery Counties,
Pennsylvania, General Obligation Bonds, Series 2015, 5.000%, 10/01/38
4/24 at 100.00 1,964,138
1,000 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 4.125%, 6/01/40 - BAM Insured
6/31 at 100.00 998,040
Canon-McMillan School District, Washington County,
Pennsylvania, General Obligation Bonds, Series 2014D:
4,200 5.000%, 12/15/37 12/24 at 100.00 4,237,884
1,100 5.000%, 12/15/39 12/24 at 100.00 1,108,965
2,900 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 3,014,318
2,235 Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.000%, 11/15/47 - AGM
Insured
11/32 at 100.00 2,387,293
7,465 Erie City School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2000, 0.000%, 9/01/30 - AMBAC Insured
No Opt. Call 5,664,666
Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021:
1,010 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 935,027
425 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 376,087
5,750 Hempfield Area School District, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2022A, 5.000%, 3/15/48 - AGM
Insured
3/32 at 100.00 6,089,652

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 6,225 Lehighton Area School District, Carbon County, Pennsylvania, General
Obligation Bonds, Limited Tax Series 2015A, 5.000%, 11/15/43 - BAM
Insured
11/23 at 100.00 $ 6,244,111
North Allegheny School District, Allegheny County,
Pennsylvania, General Obligation Bonds, Series 2015:
5,000 5.000%, 5/01/31 5/25 at 100.00 5,121,000
4,000 5.000%, 5/01/32 5/25 at 100.00 4,094,200
2,875 5.000%, 5/01/33 5/25 at 100.00 2,942,246
Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2019A:
1,000 4.000%, 3/01/35 9/27 at 100.00 1,022,390
1,000 4.000%, 3/01/36 9/27 at 100.00 1,017,810
2,620 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Junior Insured Series
2013C, 5.500%, 1/01/30 - AGM Insured
1/24 at 100.00 2,633,231
3,925 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,417,313
195 Philadelphia, Pennsylvania, General Obligation Bonds, Series 2021A,
4.000%, 5/01/42
5/31 at 100.00 185,305
2,875 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/39
9/30 at 100.00 3,077,688
11,440 Reading School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2003B, 0.000%, 1/15/32 - NPFG Insured
No Opt. Call 8,088,309
Scranton, Lackawanna County, Pennsylvania, General
Obligation Notes, Series 2016:
230 5.000%, 11/15/26 5/24 at 100.00 228,312
2,925 5.000%, 11/15/32 5/24 at 100.00 2,879,662
21,000 State Public School Building Authority, Pennsylvania, Lease Revenue
Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 - AGM
Insured, (UB) (c)
No Opt. Call 23,156,280
150 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
5/24 at 100.00 147,168
Total Tax Obligation/General 101,241,069
Tax Obligation/Limited - 10.5% (6.3% of Total Investments)
749 Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue
Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 2005 1 (d)
6/23 at 100.00 674,376
190 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42, 144A
5/31 at 100.00 194,305
155 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33, 144A
5/28 at 100.00 158,221
1,115 Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42, 144A
5/27 at 100.00 1,104,251
Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series
2018:
1,500 5.000%, 6/01/31 6/28 at 100.00 1,592,250
2,815 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 2,681,766
7,215 4.000%, 6/01/39 - AGM Insured, (UB) (c) 6/28 at 100.00 6,873,514
1,363 Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33, 144A
7/24 at 100.00 1,336,776
Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A:
2,650 4.750%, 12/01/37 12/26 at 100.00 2,712,355
4,000 4.900%, 12/01/44 12/26 at 100.00 4,070,240
2,160 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 2,218,471

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 5,530 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors
Program, Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 $ 5,686,057
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1:
1,137 4.750%, 7/01/53 7/28 at 100.00 1,065,903
1,982 5.000%, 7/01/58 7/28 at 100.00 1,923,333
Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project
Series 2019A-2:
2,350 4.329%, 7/01/40 7/28 at 100.00 2,231,560
901 4.329%, 7/01/40 7/28 at 100.00 854,635
3,419 4.784%, 7/01/58 7/28 at 100.00 3,204,936
10,000 Southeastern Pennsylvania Transportation Authority, Revenue Bonds,
Asset Improvement Series 2022, 5.250%, 6/01/52, (UB) (c)
6/32 at 100.00 10,818,000
825 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%,
7/01/35
1/28 at 100.00 802,692
Total Tax Obligation/Limited 50,203,641
Transportation - 14.0% (8.5% of Total Investments)
1,760 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/51, (AMT)
1/31 at 100.00 1,784,042
1,900 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 2,011,302
4,000 Pennsylvania Economic Development Financing Authority, Parking System
Revenue Bonds, Capitol Region Parking System, Series 2013A, 5.250%,
1/01/44 - AGM Insured
1/24 at 100.00 4,012,280
12,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 13,263,474
820 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 836,031
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 3,033,960
10,470 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45, (UB) (c)
12/25 at 100.00 10,648,199
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Series 2022B:
1,215 5.250%, 12/01/47, (UB) (c) 12/32 at 100.00 1,315,359
2,365 5.250%, 12/01/52, (UB) (c) 12/32 at 100.00 2,543,841
12,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB) , (WI/DD)
12/33 at 100.00 12,678,120
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,160,960
Pennsylvania Turnpike Commission, Turnpike Revenue
Bonds, Subordinate Series 2017B-1:
1,435 5.000%, 6/01/31 6/27 at 100.00 1,518,574
1,430 5.000%, 6/01/33 6/27 at 100.00 1,511,696
530 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2019A, 4.000%, 12/01/49
12/29 at 100.00 485,242
1,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 1,003,178
585 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 542,880
1,490 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 1,501,369
1,725 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 1,733,901
1,470 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,293,247

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series
2017:
$ 1,000 5.000%, 12/15/30 12/27 at 100.00 $ 1,061,830
500 5.000%, 12/15/33 12/27 at 100.00 530,540
550 5.000%, 12/15/34 12/27 at 100.00 584,040
1,000 5.000%, 12/15/36 12/27 at 100.00 1,052,770
250 5.000%, 12/15/37 12/27 at 100.00 262,435
Total Transportation 67,369,270
U.S. Guaranteed - 11.2% (6.7% of Total Investments) (f)
Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2013C-72:
2,780 5.250%, 12/01/32, (Pre-refunded 12/01/23) 12/23 at 100.00 2,792,844
2,000 5.250%, 12/01/33, (Pre-refunded 12/01/23) 12/23 at 100.00 2,009,240
Berks County Industrial Development Authority,
Pennsylvania, Healthcare Facilities Revenue Bonds, The
Highlands at Wyomissing, Series 2018:
1,000 5.000%, 5/15/43, (Pre-refunded 5/15/25) 5/25 at 102.00 1,044,740
400 5.000%, 5/15/48, (Pre-refunded 5/15/25) 5/25 at 102.00 417,896
Centre County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Mount Nittany Medical Center Project,
Series 2016A:
805 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 834,310
2,985 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 3,093,684
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015:
2,170 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 2,186,969
625 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 629,888
2,330 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 2,378,091
560 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 571,559
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2016:
610 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 608,896
Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A:
1,075 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 1,175,631
135 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 147,637
1,235 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 1,250,351
1,900 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 1,954,834
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
6,685 5.125%, 12/01/47, (Pre-refunded 12/01/23) 12/23 at 100.00 6,713,879
9,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network
Issue, Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 9,214,740
Pennsbury School District, Bucks County, Pennsylvania,
General Obligation Bonds, Series 2016A:
1,000 5.000%, 10/01/33, (Pre-refunded 4/01/25) 4/25 at 100.00 1,027,060
1,860 5.000%, 10/01/34, (Pre-refunded 4/01/25) 4/25 at 100.00 1,910,331
2,045 5.000%, 10/01/35, (Pre-refunded 4/01/25) 4/25 at 100.00 2,100,338
7,000 Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2013B-1, 5.250%,
12/01/43, (Pre-refunded 12/01/23)
12/23 at 100.00 7,031,500

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (f) (continued)
Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017:
$ 140 5.000%, 3/15/45, (Pre-refunded 3/15/28), 144A 3/28 at 100.00 $ 150,802
Saint Mary Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Trinity Health Credit Group, Refunding
Series 2019PA:
1,335 5.000%, 12/01/48, (Pre-refunded 12/01/28) 12/28 at 100.00 1,472,385
3,000 Southcentral Pennsylvania General Authority, Revenue Bonds, WellSpan
Health Obligated Group, Series 2014A, 5.000%, 6/01/44, (Pre-refunded
6/01/24)
6/24 at 100.00 3,034,590
Total U.S. Guaranteed 53,752,195
Utilities - 19.1% (11.5% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Refunding Series 2015:
3,325 5.000%, 12/01/40 12/25 at 100.00 3,392,464
3,320 5.000%, 12/01/45 12/25 at 100.00 3,383,080
4,165 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53, (UB) (c)
6/32 at 100.00 4,373,001
6,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding
Series 2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 6,500,000
2,540 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2005A, 4.000%, 1/01/35 (d)
No Opt. Call 25
9,855 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project,
Refunding Series 2008A, 2.700%, 4/01/35 (d)
No Opt. Call 99
6,210 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series
2006B, 3.500%, 12/01/35 (d)
No Opt. Call 62
2,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer Revenue
Bonds, Series 2020B, 3.000%, 9/01/47
9/30 at 100.00 1,449,040
7,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 4.250%, 12/01/47 - AGM Insured, (UB)
(c)
12/32 at 100.00 6,800,360
Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015:
1,110 5.000%, 5/01/40 5/25 at 100.00 1,127,194
855 4.000%, 5/01/45 5/25 at 100.00 816,952
Lehigh County Authority, Pennsylvania, Water and
Sewer Revenue Bonds, Allentown Concession, Capital
Appreciation Series 2013B:
7,295 0.000%, 12/01/34 No Opt. Call 4,522,827
4,420 0.000%, 12/01/35 No Opt. Call 2,581,722
Lehigh County Authority, Pennsylvania, Water and Sewer
Revenue Bonds, Allentown Concession, Series 2013A:
5,815 5.125%, 12/01/47 12/23 at 100.00 5,825,176
295 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding
Series 2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 265,066
3,475 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 2,974,114
3,400 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding
Series 2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 2,828,970
10,500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 8,471,610
5,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/47
8/27 at 100.00 5,069,600

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 2,915 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 $ 3,025,012
2,735 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/29
8/25 at 100.00 2,806,302
Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A:
5,000 5.000%, 10/01/48, (UB) (c) 10/28 at 100.00 5,139,150
7,000 5.000%, 10/01/53, (UB) (c) 10/28 at 100.00 7,172,690
5,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2022C, 5.500%, 6/01/52
6/32 at 100.00 5,400,850
Pittsburgh Water and Sewer Authority, Pennsylvania, Water
and Sewer System Revenue Bonds, First Lien Series
2023A:
3,250 5.000%, 9/01/48 - AGM Insured 9/33 at 100.00 3,471,293
2,680 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 2,570,120
Westmoreland County Municipal Authority, Pennsylvania,
Municipal Service Revenue Bonds, Refunding Series 2020:
1,000 4.000%, 8/15/24 - AGM Insured No Opt. Call 1,004,930
1,000 2.450%, 8/15/37 - AGM Insured 8/28 at 100.00 793,280
Total Utilities 91,764,989
Total Municipal Bonds
(cost $809,971,457) 748,437,569
Shares Description (a) Value
X 47,721,349 COMMON STOCKS - 9.9%  (6.0% of Total Investments)
X 47,721,349
Electric Utilities - 0.0% (0.0% of Total Investments)
2,024 Talen Energy Corp (g) $ 106,641
Total Electric Utilities 106,641
Independent Power and Renewable Electricity Producers - 9.9% (6.0% of Total Investments)
601,606 Energy Harbor Corp (g),(h) 47,614,708
Total Independent Power and Renewable Electricity Producers 47,614,708
Total Common Stocks
(cost $16,928,491) 47,721,349
Principal
Amount (000) Description Coupon (i)
Reference
Rate (j) Spread (i) Maturity (j) Value
100,000 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%  (0.0% of Total Investments)
X 100,000
Trading Companies & Distributors - 0.0% (0.0% of Total Investments)
$ 100 KDC Agribusiness Fairless Hills
LLC (d),(e)
12.000% N/A N/A 09/17/23 $ 100,000
Total Trading Companies & Distributors 100,000
Total Variable Rate Senior Loan Interests
(cost $100,000) 100,000
Total Long-Term Investments
(cost $826,999,948) 796,258,918
Floating Rate Obligations - (23.8)%   (114,075,000)
VRDP Shares, Net - (45.2)% (k) (216,837,278)
Other Assets & Liabilities, Net - 3.2% 14,862,416
Net Assets Applicable to Common Shares - 100% $ 480,209,056
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(g) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
August 31, 2023
(Unaudited)

NQP
(h) Energy Harbor Corp (ENGH) common stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial
Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A,
4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy
Nuclear Generation Project, Series 2006A, 4.375%, 1/01/35; and Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35. Various funds and accounts managed by Nuveen, including the Fund, collectively are a substantial minority holder of ENGH’s outstanding shares of common stock, and possess certain other rights with respect to the corporate governance of ENGH. Due to these facts, under the federal securities laws, the securities of ENGH held by Nuveen funds and accounts, including the Fund, cannot be sold except under limited conditions (which are not  currently satisfied). The Fund is therefore unable to sell such shares in ordinary secondary market transactions at this time. On March 6,
2023 Vistra Corp. (“Vistra”) announced that it has executed a definitive agreement with Energy Harbor Corp., pursuant to which Energy Harbor will merge with and into a newly-formed subsidiary of Vistra.  The companies anticipate closing the transaction in the fourth quarter of 2023.  In connection with the transaction, Nuveen funds and accounts expect to receive a combination of cash and shares in a newly formed entity.
Nuveen expects these shares to be issued in a private transaction and may have reduced secondary market liquidity.  The transaction is subject to certain regulatory approvals and there can be no assurance that the transaction will close.
(i) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(j) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(k) VRDP Shares, Net as a percentage of Total Investments is 27.2%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements.

August 31, 2023 (Unaudited) NAZ NXJ NQP
ASSETS
Long-term investments, at value
†
$ 232,419,157 $ 876,520,900 $ 796,258,918
Short-term investments, at value
◊
3,078,000 7,000,000 –
Cash – 5,298,924 4,387,655
Receivables:
Interest 2,166,285 9,212,244 11,046,389
Investments sold – 6,138,255 19,056,176
Other 17,190 233,810 217,218
Total assets 237,680,632 904,404,133 830,966,356
LIABILITIES
Cash overdraft 13,932 – –
Floating rate obligations 7,000,000 38,595,000 114,075,000
AMTP Shares, Net
*
88,254,347 – –
VRDP Shares, Net
***
– 312,711,751 216,837,278
Payables:
Dividends 347,026 1,138,083 970,167
Interest 92,687 547,600 2,673,555
Investments purchased - when-issued/delayed-delivery settlement 486,720 – 15,473,760
Accrued expenses:
Custodian fees 20,728 60,014 48,953
Investor relations 3,126 10,813 9,389
Management fees 121,335 449,033 402,224
Trustees fees 4,372 202,599 189,619
Professional fees 18,412 19,767 17,041
Shareholder reporting expenses 6,582 24,034 24,134
Shareholder servicing agent fees 2,430 2,283 3,174
Other 9,405 30,064 33,006
Total liabilities 96,381,102 353,791,041 350,757,300
Commitments and contingencies
(1)
Net assets applicable to common shares $ 141,299,530 $ 550,613,092 $ 480,209,056
Common shares outstanding 11,595,866 41,264,587 37,222,342
Net asset value ("NAV") per common share outstanding $ 12 .19 $ 13 .34 $ 12 .90
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share $ 115,959 $ 412,646 $ 372,223
Paid-in capital 156,642,895 589,279,679 526,914,425
Total distributable earnings (loss) (15,459,324) (39,079,233) (47,077,592)
Net assets applicable to common shares $ 141,299,530 $ 550,613,092 $ 480,209,056
Authorized shares:
Common Unlimited Unlimited Unlimited
Preferred Unlimited Unlimited Unlimited
†
Long-term investments, cost $ 242,204,291 $ 907,754,445 $ 826,999,948
◊
Short-term investments, cost $ 3,078,000 $ 7,000,000 $ —
*
AMTP Shares, liquidation preference 88,300,000 — —
***
    VRDP Shares, liquidation preference — 313,900,000 217,500,000
(1)
As disclosed in Notes to Financial Statements.

Statement of Operations
See Notes to Financial Statements.

Six Months Ended August 31, 2023 (Unaudited) NAZ NXJ NQP
INVESTMENT INCOME
Interest $ 4,807,603 $ 17,987,769 $ 15,702,483
Total investment income 4,807,603 17,987,769 15,702,483
EXPENSES
– – –
Management fees 727,489 2,694,999 2,420,458
Shareholder servicing agent fees 7,299 7,844 9,862
Interest expense and amortization of offering costs 1,983,415 7,439,237 6,736,472
Trustees fees 4,377 16,511 13,372
Custodian expenses 14,614 36,292 31,174
Excise tax liability expense — 1,568 —
Investor relations expenses 5,369 20,044 16,634
Professional fees 26,607 59,750 56,577
Shareholder reporting expenses 7,496 21,404 22,975
Stock exchange listing fees 3,734 6,353 5,724
Other 13,340 36,686 32,286
Total expenses 2,793,740 10,340,688 9,345,534
Net investment income (loss) 2,013,863 7,647,081 6,356,949
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (520,710) (1,685,382) (5,007,206)
Net realized gain (loss) (520,710) (1,685,382) (5,007,206)
Change in unrealized appreciation (depreciation) on:
Investments (980,648) 627,532 (1,820,108)
Change in net unrealized appreciation (depreciation) (980,648) 627,532 (1,820,108)
Net realized and unrealized gain (loss) (1,501,358) (1,057,850) (6,827,314)
Net increase (decrease) in net assets applicable to common shares from operations $ 512,505 $ 6,589,231 $ (470,365)

Statement of Changes in Net Assets
See Notes to Financial Statements.

NAZ NXJ
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 2,013,863 $ 5,425,472 $ 7,647,081 $ 21,733,403
Net realized gain (loss) (520,710) (3,063,982) (1,685,382) (5,591,822)
Change in net unrealized appreciation (depreciation) (980,648) (21,339,972) 627,532 (81,281,533)
Net increase (decrease) in net assets applicable to common shares from operations 512,505 (18,978,482) 6,589,231 (65,139,952)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (2,226,406) (6,080,179) (7,652,926) (23,105,996)
Total distributions (2,226,406) (6,080,179) (7,652,926) (23,105,996)
CAPITAL SHARE TRANSACTIONS
Common shares:
Reinvestments of distributions — 99,790 — —
Cost of shares repurchased and retired – – (2,515,143) –
Net increase (decrease) applicable to common shares from capital share transactions — 99,790 (2,515,143) —
Net increase (decrease) in net assets applicable to common shares (1,713,901) (24,958,871) (3,578,838) (88,245,948)
Net assets applicable to common shares at the beginning of the period 143,013,431 167,972,302 554,191,930 642,437,878
Net assets applicable to common shares at the end of the
period $ 141,299,530 $ 143,013,431 $ 550,613,092 $ 554,191,930

See Notes to Financial Statements.

NQP
Unaudited
Six Months Ended
8/31/23
Year Ended
2/28/23
OPERATIONS
Net investment income (loss) $ 6,356,949 $ 17,682,061
Net realized gain (loss) (5,007,206) (6,002,823)
Change in net unrealized appreciation (depreciation) (1,820,108) (75,961,063)
Net increase (decrease) in net assets applicable to common shares from operations (470,365) (64,281,825)
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends (6,489,780) (18,635,597)
Total distributions (6,489,780) (18,635,597)
Common shares:
Cost of shares repurchased and retired (1,810,756) –
Net increase (decrease) applicable to common shares from capital share transactions (1,810,756) —
Net increase (decrease) in net assets applicable to common shares (8,770,901) (82,917,422)
Net assets applicable to common shares at the beginning of the period 488,979,957 571,897,379
Net assets applicable to common shares at the end of the period $ 480,209,056 $ 488,979,957

Statement of Cash Flows
See Notes to Financial Statements.

Six Months Ended August 31, 2023 (Unaudited)
NAZ NXJ NQP
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations $ 512,505 $ 6,589,231 $ (470,365)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments (9,568,922) (81,875,692) (51,515,672)
Proceeds from sale and maturities of investments 11,190,125 90,169,030 48,814,741
Proceeds from (Purchase of) short-term investments, net (3,078,000) (7,000,000) —
Amortization (Accretion) of premiums and discounts, net 794,922 (41,542) 1,480,805
Amortization of deferred offering costs 4,381 30,389 17,340
(Increase) Decrease in:
Receivable for interest (16,707) 46,088 (1,041,837)
Receivable for investments sold 1,876,297 (6,138,255) (18,116,176)
Other assets (5,866) (14,801) (13,672)
Increase (Decrease) in:
Payable for interest 30,928 148,226 1,373,869
Payable for investments purchased - when-issued/delayed-delivery settlement 486,720 (984,590) 14,497,290
Accrued custodian fees (4,227) (17,461) (14,034)
Accrued investor relations fees (992) (3,666) (2,900)
Accrued management fees 9,630 36,337 29,149
Accrued Trustees fees 1,260 11,577 10,934
Accrued professional fees (13,542) (11,433) (13,142)
Accrued shareholder reporting expenses 534 3,535 4,810
Accrued shareholder servicing agent fees (3) (361) (168)
Accrued other expenses 4,249 24,078 26,865
Net realized (gain) loss from investments 520,710 1,685,382 5,007,206
Net change in unrealized (appreciation) depreciation of investments 980,648 (627,532) 1,820,108
Net cash provided by (used in) operating activities 3,724,650 2,028,540 1,895,151
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from floating rate obligations — 17,985,000 17,600,000
(Repayments of) floating rate obligations — (12,625,000) (10,795,000)
Increase (Decrease) in:
Cash overdraft (1,481,721) — —
Cash distributions paid to common shareholders (2,242,929) (7,730,629) (6,490,963)
Cost of common shares repurchased and retired — (2,515,143) (1,810,756)
Net cash provided by (used in) financing activities (3,724,650) (4,885,772) (1,496,719)
Net increase (decrease) in Cash and Cash collateral at brokers — (2,857,232) 398,432
Cash and Cash collateral at brokers at the beginning of period — 8,156,156 3,989,223
Cash and Cash collateral at brokers at the end of period $ — $ 5,298,924 $ 4,387,655
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION NAZ NXJ NQP
Cash paid for interest
$ 1,947,910 $ 7,259,870 $ 5,344,592

Financial Highlights

Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NAZ
8/31/23(c)
2.72% (d)
2/28/23
1.57
2/28/22
0.48
2/28/21
0.68
2/29/20
1.25
2/28/19
1.39
NXJ
8/31/23(c )
2.62 (d)
2/28/23
1.50
2/28/22
0.45
2/28/21
0.60
2/29/20
1.11
2/28/19
1.13
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Shelf
Offering
Costs
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NAZ
8/31/23(c) $ 12.33 $ 0.17 $ (0.12) $ 0.05 $ (0.19) $ — $ (0.19) $ — $ — $ 12.19 $ 10.34
2/28/23 14.50 0.47 (2.12) (1.65) (0.52) — (0.52) — — 12.33 11.30
2/28/22 15.07 0.61 (0.58) 0.03 (0.60) — (0.60) — — 14.50 13.78
2/28/21 15.56 0.61 (0.53) 0.08 (0.57) — (0.57) — — 15.07 15.17
2/29/20 14.18 0.56 1.34 1.90 (0.52) — (0.52) — — 15.56 13.89
2/28/19 14.11 0.52 0.04 0.56 (0.52) — (0.52) 0.02 0.01 14.18 12.46
NXJ
8/31/23(c) 13.36 0.18 — 0.18 (0.19) — (0.19) (0.01) — 13.34 11.31
2/28/23 15.49 0.52 (2.09) (1.57) (0.56) — (0.56) — — 13.36 11.37
2/28/22 16.44 0.68 (0.93) (0.25) (0.70) — (0.70) — — 15.49 13.52
2/28/21 17.12 0.71 (0.72) (0.01) (0.67) — (0.67) — — 16.44 14.09
2/29/20 15.49 0.64 1.65 2.29 (0.65) (0.01) (0.66) — — 17.12 14.73
2/28/19 15.37 0.66 0.14 0.80 (0.66) (0.08) (0.74) 0.06 — 15.49 13.47
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
0.40% (6.85) % $ 141,300 3.84% (d) 2.76% (d) 4%
(11.40) (14.48) 143,013 2.68 3.65 25
0.09 (5.49) 167,972 1.52 3.98 7
0.62 13.67 174,401 1.75 4.06 13
13.60 15.89 180,024 2.32 3.76 6
4.29 (5.09) 164,080 2.61 3.73 11
1.21 1.08 550,613 3.64 (d) 2.69 (d) 9
(10.16) (11.96) 554,192 2.53 3.82 17
(1.68) 0.53 642,438 1.39 4.10 9
0.08 0.42 681,846 1.55 4.36 12
15.02 14.43 710,437 2.07 3.94 8
5.77 8.86 642,961 2.13 4.30 16
(c) Unaudited.
(d) Annualized.

Financial Highlights (continuted)
Ratios of Interest
Expense
to Average Net
Assets Applicable
to Common Shares
NQP
8/31/23(c )
2.71% (d)
2/28/23
1.53
2/28/22
0.43
2/28/21
0.64
2/29/20
1.26
2/28/19
1.43
The following data is for a common share outstanding for each fiscal year end unless otherwise noted:
Investment Operations
Less Distributions to
Common Shareholders Common Share
Common
Share
Net Asset
Value,
Beginning
of Period
Net
Investment
Income (NII)
(Loss)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From Net
Realized
Gains Total
Discount
Per
Share
Repurchased
and Retired
Net Asset
Value,
End of
Period
Share
Price,
End of
Period
NQP
8/31/23(c) $ 13.08 $ 0.17 $ (0.17) $ — $ (0.17) $ — $ (0.17) $ (0.01) $ 12.90 $ 10.99
2/28/23 15.30 0.47 (2.19) (1.72) (0.50) — (0.50) — 13.08 11.19
2/28/22 15.68 0.64 (0.36) 0.28 (0.66) — (0.66) — 15.30 14.16
2/28/21 16.37 0.67 (0.71) (0.04) (0.65) — (0.65) — 15.68 14.15
2/29/20 14.99 0.62 1.37 1.99 (0.61) — (0.61) — 16.37 14.46
2/28/19 14.71 0.62 0.27 0.89 (0.59) (0.04) (0.63) 0.02 14.99 13.02
(a) Percentage is not annualized.
(b) • Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund, where applicable.
• The expense ratios reflect, among other things, all interest expenses and other costs related to preferred shares (as described in Notes to Financial Statements)
and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Notes to Financial Statements), where applicable, as follows:

See Notes to Financial Statements.

Common Share Supplemental Data/
Ratios Applicable to Common Shares
Common Share
Total Returns
Ratios to Average
Net Assets
Based
on
Net Asset
Value(a)
Based
on
Share
Price(a)
Net
Assets,
End of
Period (000) Expenses(b)
Net
Investment
Income
(Loss)(b)
Portfolio
Turnover
Rate
(0.07) % (0.26) % $ 480,209 3.76% (d) 2.55% (d) 6%
(11.31) (17.61) 488,980 2.57 3.48 15
1.72 4.65 571,897 1.39 3.99 12
(0.29) 2.56 586,028 1.62 4.28 10
13.62 15.97 612,020 2.24 3.95 11
6.40 9.41 560,395 2.44 4.19 8
(c) Unaudited.
(d) Annualized.

Financial Highlights (continued)
The following table sets forth information regarding each Fund's outstanding senior securities as of the end of each of the Fund's last five fiscal periods, as applicable.
AMTP Shares VRDP Shares
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
Aggregate
Amount
Outstanding
(000)(a)
Asset
Coverage
Per
$100,000
Share(b)
NAZ
8/31/23(c) $ 88,300 $ 260,022 $ — $ —
2/28/23 88,300 261,963 — —
2/28/22 88,300 290,229 — —
2/28/21 88,300 297,509 — —
2/29/20 88,300 303,878 — —
2/28/19 88,300 285,822 — —
NXJ
8/31/23(c) — — 313,900 275,410
2/28/23 — — 313,900 276,550
2/28/22 — — 313,900 304,663
2/28/21 — — 313,900 317,218
2/29/20 — — 313,900 326,326
2/28/19 — — 313,900 304,830
NQP
8/31/23(c) — — 217,500 320,786
2/28/23 — — 217,500 324,818
2/28/22 — — 217,500 362,941
2/28/21 — — 217,500 369,438
2/29/20 — — 217,500 381,388
2/28/19 — — 217,500 357,653
(a) Aggregate Amount Outstanding: Aggregate amount outstanding represents the liquidation preference as of the end of the relevant fiscal year.
(b) Asset Coverage Per $100,000: Asset coverage per $100,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable,) plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 100,000.
(c) Unaudited.

Notes to Financial Statements
(Unaudited)

1. General Information
Fund Information:
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a
“Fund” and collectively, the “Funds”):
Nuveen Arizona Quality Municipal Income Fund (NAZ)
Nuveen New Jersey Quality Municipal Income Fund (NXJ)
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)
The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as diversified closed-end management investment companies. NAZ, NXJ and NQP were organized as Massachusetts business trusts on April 8, 2013, June 1, 1999 and December 20, 1990, respectively (NAZ previously organized as Minnesota trusts on January 23, 1991).
Current Fiscal Period:
The end of the reporting period for the Funds is August 31, 2023, and the period covered by these Notes to Financial
Statements is the six months ended August 31, 2023 (the “current fiscal period”).
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen,
LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Developments Regarding the Funds’ Control Share By-Law:
On October 5, 2020, the Funds and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On
January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New
York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the
1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On
February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees (the “Board”) amended the Funds’ by-laws to provide that the
Funds’ Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Funds’ Control Share By-Law will be automatically reinstated
and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court. On February 25, 2022, the Board and the Funds appealed the District Court’s decision to the U.S. Court of Appeals for the Second Circuit.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Custodian Fee Credit:
As an alternative to overnight investments, each Fund has an arrangement with its custodian bank, State Street Bank and
Trust Company, (the “Custodian”) whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the Custodian. The amount of custodian fee credit earned by a Fund is recognized on the Statement of Operations as a component of “Custodian expenses, net.” During the current reporting period, the custodian fee credit earned by each Fund was as follows:

Notes to Financial Statements
(Unaudited) (continued)
Distributions to Common Shareholders:
Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications:
Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Netting Agreements:
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and
Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to
Financials.
New Accounting Pronouncement:
In March 2020, FASB issued Accounting Standards Update ("ASU") 2020-04, Reference Rate Reform:
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London
Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through
December 31, 2022. In December 2022, FASB deferred ASU 2022-04 and issued ASU 2022-06, Reference Rate Reform: Deferral of the Sunset
Date of Topic 848, which extends the application of the amendments through December 31, 2024. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement
("Topic 820"). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. During the current fiscal period, the Funds adopted the new guidance and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Fund
Gross
Custodian Fee
Credits
NAZ
$ —
NXJ
—
NQP
—

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to
U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NAZ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 232,419,157 $ – $ 232,419,157
Short-Term Investments:
Municipal Bonds – 3,078,000 – 3,078,000
Total $ – $ 235,497,157 $ – $ 235,497,157
NXJ
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 876,520,900 $ – $ 876,520,900
Short-Term Investments:
Municipal Bonds – 7,000,000 – 7,000,000
Total $ – $ 883,520,900 $ – $ 883,520,900
NQP
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 748,419,769 $ 17,800* $ 748,437,569
Common Stocks – 47,721,349 – 47,721,349
Variable Rate Senior Loan Interests – – 100,000* 100,000
Total $ – $ 796,141,118 $ 117,800 $ 796,258,918
* Refer to the Fund's Portfolio of Investments for securities classified as Level 3.

Notes to Financial Statements
(Unaudited) (continued)
The Funds hold liabilities in floating rate obligations and preferred shares, where applicable, which are not reflected in the tables above. The fair values of the Funds’ liabilities for floating rate obligations approximate their liquidation values. Floating rate obligations are generally classified as
Level 2 and further described in these Notes to Financial Statements. The fair values of the Funds’ liabilities for preferred shares approximate their liquidation preference. Preferred shares are generally classified as Level 2 and further described in these Notes to Financial Statements.
4. Portfolio Securities
Inverse Floating Rate Securities:
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b)
an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity
Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse
Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
A Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse
Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse
Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited
Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the
Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB
Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in
“Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB
Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the
Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the
Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Fund
Floating Rate
Obligations: Self-
Deposited
Inverse Floaters
Floating Rate
Obligations:
Externally-Deposited
Inverse Floaters Total
NAZ
$ 7,000,000 $ — $ 7,000,000
NXJ
38,595,000 21,660,000 60,255,000
NQP
114,075,000 — 114,075,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that
Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of
Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the
Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity
Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and
Liabilities.
As of the end of the reporting period, each Fund's maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Zero Coupon Securities:
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and Sales:
Long-term purchases and sales during the current fiscal period were as follows:
Fund
Average Floating
Rate Obligations
Outstanding
Average Annual
Interest Rate
And Fees
NAZ
$ 7,000,000 4.33%
NXJ
34,659,890 3.96
NQP
105,805,877 3.90
Fund
Maximum Exposure
to Recourse Trusts:
Self-Deposited
Inverse Floaters
Maximum Exposure
to Recourse Trusts:
Externally-Deposited
Inverse Floaters Total
NAZ
$ 7,000,000 $ — $ 7,000,000
NXJ
38,595,000 21,660,000 60,255,000
NQP
114,075,000 — 114,075,000
Fund
Purchases
Sales and
Maturities
NAZ
$ 9,568,922 $ 11,190,125
NXJ
81,875,692 90,169,030
NQP
51,515,672 48,814,741

Notes to Financial Statements
(Unaudited) (continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Common Share Transactions:
Transactions in common shares for the Funds during the Funds’ current and prior fiscal period, where applicable, were as follows:
Preferred Shares
Adjustable Rate MuniFund Term Preferred Shares:
The following Fund has issued and has outstanding Adjustable Rate MuniFund Term
Preferred (“AMTP”) Shares, with a $100,000 liquidation preference per share. AMTP Shares are issued via private placement and are not publicly available.
The details of the Fund’s AMTP Shares outstanding as of the end of the reporting period, were as follows:
NAZ NXJ
Six Months
Ended
8/31/23
Year Ended
2/28/23
Six Months
Ended
8/31/23
Year Ended
2/28/23
Common Shares:
Issued to shareholders due to reinvestment of distributions — 7,827 — —
Repurchased and retired — — (218,349) —
Total — 7,827 (218,349) —
Weighted average common share:
Price per share repurchased and retired – – 11.50 –
Discount per share repurchased and retired –% –% (16.22)% –%
NQP
Six Months
Ended
8/31/23
Year Ended
2/28/23
Common Shares:
Repurchased and retired (160,999) —
Total (160,999) —
Weighted average common share:
Price per share repurchased and retired 11.23 –
Discount per share repurchased and retired (15.95)% –%

The Fund is obligated to redeem its AMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. AMTP Shares are subject to optional and mandatory redemption in certain circumstances. The AMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately six months following the date of issuance (“Premium
Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
AMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount which is initially established at the time of issuance and may be adjusted in the future based upon a mutual agreement between the majority owner and the Fund. From time-to-time the majority owner may propose to the Fund an adjustment to the dividend rate.
Should the majority owner and the Fund fails to agree upon an adjusted dividend rate, and such proposed dividend rate adjustment is not withdrawn, the Fund will be required to redeem all outstanding shares upon the end of a notice period.
In addition, the Fund may be obligated to redeem a certain amount of the AMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s AMTP Shares are as follows:
The average liquidation preference of AMTP Shares outstanding and annualized dividend rate for the Fund during the current fiscal period were as follows:
AMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. The fair value of AMTP
Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the AMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that the fair value of AMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of AMTP Shares is a liability and is recognized as a component of “AMTP Shares, Net” on the Statement of Assets and Liabilities.
AMTP Share dividends are treated as interest payments for financial reporting purposes. Unpaid dividends on AMTP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities. Dividends accrued on AMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.
Costs incurred in connection with the Fund’s offering of AMTP Shares were recorded as deferred charges, which are amortized over the life of the shares and are recognized as components of “AMTP Shares, Net” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.
Variable Rate Demand Preferred Shares:
The following Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”)
Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.
As of the end of the reporting period, NXJ and NQP had $312,711,751 and $216,837,278 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:
Fund Series
Shares
Outstanding
Liquidation
Preference
Liquidation
Preference,
net of
deferred
offering costs
NAZ 2028 883 $88,300,000 $88,254,347
Fund
Notice
Period Series
Term
Redemption Date
Premium
Expiration Date
NAZ 540-day 2028 December 1, 2028* February 13, 2019
* Subject to early termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
AMTP
Shares
Outstanding
Annualized
Dividend Rate
NAZ
$ 88,300,000 4.10%

Notes to Financial Statements
(Unaudited) (continued)
VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that the VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.
All series of NXJ’s and NQP’s VRDP Shares are considered to be Special Rate Period VRDP, which are sold to institutional investors. During the special rate period, the VRDP Shares will not be remarketed by a remarketing agent, be subject to optional or mandatory tender events, or be supported by a liquidity provider and are not subject to remarking fees or liquidity fees. During the special rate period, VRDP dividends will be set monthly as a floating rate based on the predetermined formula. Following the initial special rate period, Special Rate Period VRDP Shares may transition to traditional VRDP Shares with dividends set at weekly remarketings, and be supported by a designated liquidity provider, or the Board may approve a subsequent special rate period.
Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP Shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.
Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.
The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:
For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “VRDP Shares, Net” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Payable for interest” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “VRDP Shares, Net” on the Statement of
Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations. In addition to interest expense, each Fund may also pay a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and
“Remarketing fees,” respectively, on the Statement of Operations.
Preferred Share Transactions:
The Funds did not have any transactions in preferred shares during the current or prior fiscal period.
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
Fund Series
Shares
Outstanding
Remarketing
Fees*
Liquidation
Preference
Special Rate Period
Expiration Maturity
NXJ 1 810 N/A** $81,000,000 July 17, 2024 August 3, 2043
2 1,443 N/A** $144,300,000 April 1, 2043*** April 1, 2043
3 886 N/A** $88,600,000 April 1, 2043*** April 1, 2043
NQP 2 1,125 N/A** $112,500,000 December 1, 2042*** December 1, 2042
3 1,050 N/A** $105,000,000 December 1, 2042*** December 1, 2042
* Remarketing fees as a percentage of the aggregate principal amount of all VRDP Shares outstanding for each series.
** Not applicable. Series is considered to be Special Rate VRDP and therefore does not pay a remarketing fee.
*** Subject to earlier termination by either the Fund or the holder.
Fund
Average
Liquidation
Preference of
VRDP
Shares
Outstanding
Annualized
Dividend Rate
NXJ
$ 313,900,000 4.24%
NQP
217,500,000 4.23

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NAZ
$ 238,179,411 $ 1,032,503 $ (10,714,705) $ (9,682,202)
NXJ
874,371,355 17,094,810 (46,540,025) (29,445,215)
NQP
712,668,754 38,963,239 (69,447,582) (30,484,343)
Fund
Undistributed
Tax-Exempt
Income
1
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NAZ
$ 406,335 $ 7,179 $ — $ (8,716,787) $ (5,065,284) $ — $ (376,866) $ (13,745,423)
NXJ
25,661 2,474 — (30,226,657) (6,468,821) — (1,348,195) (38,015,538)
NQP
— 4,389 — (28,757,830) (10,279,889) — (1,084,117) (40,117,447)
1
Undistributed tax-exempt income (on a tax basis) has not been reduced for the dividend on February 1, 2023 and paid on March 1, 2023.
Fund
Short-Term Long-Term Total
NAZ
$ 2,930,140 $ 2,135,144 $ 5,065,284
NXJ
1,166,586 5,302,235 6,468,821
NQP
4,620,885 5,659,004 10,279,889
Average Daily Managed Assets*
Fund-Level Fee
Rate
For the first $125 million 0.4500%
For the next $125 million 0.4375
For the next $250 million 0.4250
For the next $500 million 0.4125
For the next $1 billion 0.4000
For the next $3 billion 0.3750
For managed assets over $5 billion 0.3675

Notes to Financial Statements
(Unaudited) (continued)
The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:
* For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute ‘’eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective
January 1, 2011, but do not include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of
August 31, 2023, the complex-level fee for each Fund was as follows:
Other Transactions with Affiliates:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”) under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
During the current fiscal period, the Funds engaged in cross-trades pursuant to these procedures as follows:
9. Commitments and Contingencies
In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include recourse arrangements for certain TOB Trusts and certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.
From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s)
the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
NAZ
0.1600%
NXJ
0.1600%
NQP
0.1600%
Fund
Purchases Sales
Realized
Gain (Loss)
NAZ
$ 1,049,741 $ — $ —
NXJ
— — —
NQP
— — —

10. Borrowing Arrangements
Committed Line of Credit:
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-
day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating
Funds have undrawn capacity. The current credit facility was entered into on June 21, 2023 expiring on June 19, 2024, replacing the previous facility, which expired in June 2023.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense and amortization of offering costs” on the Statement of
Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating
Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:
During the Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the
Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities,
where applicable.
Inter-Fund Borrowing and Lending:
The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund
Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund
Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4)
no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-
fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.
Fund
Maximum
Outstanding
Balance
NAZ
$ 722,793
NXJ
4 51,017
NQP
660,198
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
NAZ
3 $ 722,793 6.28%
NXJ
3 451,017 6.28
NQP
3 660,198 6.28

Notes to Financial Statements
(Unaudited) (continued)
The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

Risk Considerations
(Unaudited)

Fund Shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.
Nuveen Arizona Quality Municipal Income Fund (NAZ)
Nuveen New Jersey Quality Municipal Income Fund (NXJ)
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)
Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. State concentration makes the Fund more susceptible to local adverse economic, political, or regulatory changes affecting municipal bond issuers. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAZ, www.nuveen.com/
NXJ and www.nuveen.com/NQP.

Additional Fund Information
(Unaudited)
Portfolio of Investments Information
The Fund is required to file its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
CEO Certification Disclosure
The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock
Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.
Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the
Sarbanes-Oxley Act.
Common Share Repurchases
Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.
FINRA BrokerCheck:
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.
Board of Trustees
Jack B. Evans William C. Hunter Amy B.R. Lancellotta Joanne T. Medero Albin F. Moschner John K. Nelson
Matthew Thornton III Terence J. Toth Margaret L. Wolff Robert L. Young
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank
& Trust Company
One Congress Street
Suite 1
Boston, MA 02114-2016
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Independent Registered
Public Accounting Firm
KPMG LLP
200 East Randolph Street
Chicago, IL 60601
Transfer Agent and
Shareholder Services
Computershare Trust Company,
N.A.
150 Royall Street
Canton, MA 02021
(800) 257-8787
NAZ NXJ NQP
Common Shares Repurchased 0 218,349 160,999

Glossary of Terms Used in this Report
(Unaudited)

Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Effective Leverage:
Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage)
and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option
Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.
Inverse Floating Rate Securities:
Inverse floating rate securities, are the residual interest in a tender option bond (TOB) trust, sometimes referred to as “inverse floaters”, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Leverage:
Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.
Net Asset Value (NAV) Per Share:
A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.
Pre-Refunded Bond/Pre-Refunding:
Pre-Refunded Bond/Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
Regulatory Leverage:
Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.
Tax Obligation/General Bonds :
Bonds backed by the general revenues of an issuer, including taxes, where the issuer has the ability to increase taxes by an unlimited amount to pay the bonds back.
Tax Obligation/Limited Bonds:
Bonds backed by the general revenues of an issuer, including taxes, where the issuer doesn’t have the ability to increase taxes by an unlimited amount to pay the bonds back
.
Total Investment Exposure:
Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2023 (the “May Meeting”), the Boards of Trustees (collectively, the “Board” and each Trustee, a “Board Member”)
of the Funds, which are comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of
1940 (the “1940 Act”)) (the “Independent Board Members”), approved, for their respective Fund, the renewal of the management agreement (each, an “Investment Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-
Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all
Independent Board Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.”
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and the applicable sub-advisers in their annual review of the advisory agreements. Throughout the year, the
Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds; management of distributions; valuation of securities; fund expenses; securities lending; liquidity management; overall market and regulatory developments; and with respect to closed-end funds, capital management initiatives, institutional ownership, management of leverage financing and the secondary market trading of the closed-end funds and any actions to address discounts. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The presentations, discussions, and meetings throughout the year also provide a means for the Board to evaluate the level, breadth and quality of services provided by the Adviser and how such services have changed over time in light of new or modified regulatory requirements, changes to market conditions or other factors.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions advanced in 2022 for the benefit of particular Nuveen funds and/or the Nuveen fund complex; a review of each sub-adviser to the
Nuveen funds and/or the applicable investment team; an analysis of fund performance with a focus on any Nuveen funds considered performance outliers; an analysis of the fees and expense ratios of the Nuveen funds with a focus on any Nuveen funds considered expense outliers; a review of management fee schedules; a description of portfolio manager compensation; an overview of the secondary market trading of shares of the
Nuveen closed-end funds (including, among other things, an analysis of secondary market performance and commentary regarding the leverage management, share repurchase and shelf offering programs of Nuveen closed-end funds); a description of the profitability or financial data of
Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Independent Board
Members.
As part of its review, the Board met on April 11-12, 2023 (the “April Meeting”) to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the Board’s annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the
Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements or changes to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the Sub-Adviser in providing services to the Funds.
The Board recognized that the Adviser provides a wide array of management, oversight and administrative services to manage and operate the
Nuveen funds and that the scope and complexity of these services, along with the undertakings required of the Adviser in connection with providing these services, have expanded over time as a result of, among other things, regulatory, market and other developments. The Board noted the
Adviser’s dedication of resources, time, personnel and capital and commitment to continuing to develop improvements and innovations that seek to enhance the Nuveen fund complex and meet the needs of the Nuveen funds in an increasingly complex regulatory environment. The Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services.
The Board considered the breadth and the quality of the services the Adviser and its various teams provide in overseeing the investment management of the Nuveen funds, including, among other things, overseeing and reviewing the services provided by the various sub-advisers to the Nuveen funds and their investment teams; evaluating fund performance and market conditions; overseeing operational and investment risks; evaluating investment strategies and recommending any changes thereto; managing liquidity; managing the daily valuation of portfolio securities; overseeing trade execution and securities lending; and setting and managing distributions consistent with the respective fund’s product design. With respect to closed-end funds, such services also include managing leverage; monitoring asset coverage levels for leveraged funds and compliance with rating agency criteria; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board also reviewed the structure of investment personnel compensation of each Fund Adviser and considered whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
Given the Nuveen funds operate in a highly regulated industry, the Board further considered the extensive compliance, regulatory and administrative services the Adviser and its various teams provide to manage and operate the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, laws and regulations; devising internal compliance programs in seeking to enhance compliance with regulatory requirements and creating a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board reviewed highlights of the various initiatives Nuveen compliance had taken in 2022 including, among other things, additional due diligence of service providers as their operating environments evolve post-Covid to more hybrid in-person working arrangements; investments in supporting and expanding international trading capabilities; continuing efforts to enhance policies and controls to address compliance risks including those related to environmental, social and governance (“ESG”) matters and new regulatory developments or guidance; and establishing and maintaining compliance policies and comprehensive compliance training programs. The Board also considered information regarding the Adviser’s business continuity, disaster recovery and information security programs and the periodic testing and review of such programs.
In addition to the above functions, the Board considered the quality and extent of other non-advisory services the Adviser provides including, among other things, various fund administration services (such as preparing, overseeing or assisting with the preparation of tax and regulatory filings); product management services (such as evaluating and enhancing products and strategies); legal support services; shareholder services and transfer agency function oversight services; and board support and reporting services. With respect to board support services, the Board reviewed a summary of the annual, quarterly, and special reports the Adviser and/or its affiliates provided to the Board throughout 2022.
The Board further acknowledged various initiatives the Adviser had undertaken or continued in 2022 in seeking to improve the effectiveness of its organization, the Nuveen funds product line-up as well as particular Nuveen fund(s) through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations; launching new funds; reviewing and updating investment policies and benchmarks; reopening certain funds previously closed to new investors; adding or modifying the share classes offered by certain funds;
implementing fee waivers and expense cap changes for certain funds and evaluating and adjusting portfolio management teams as appropriate for various funds; and developing policy positions on a broad range of regulatory proposals that may impact the funds and communicating with lawmakers and other regulatory authorities to help ensure these positions are represented.
Aside from the services provided, the Board recognized the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. The Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the
Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes to such team, the investment process

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Nuveen funds prepared specifically for the annual review of the advisory agreements as well as the performance data the Board received throughout the year representing different time periods. In this regard, leading into the May Meeting, the Board reviewed, among other things,
Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2022 and March 31, 2023. In addition, the Board reviewed and discussed performance data at its regularly scheduled quarterly meetings during the year. The Board therefore took into account the performance data, presentations and discussions (written and oral) that have been provided for the annual review as well as in prior meetings over time in evaluating fund performance, including the Adviser’s analysis of a fund’s performance with particular focus on performance outliers
(both overperformance and underperformance), the factors contributing to performance (including relative to a fund’s benchmark and peers and the impact of market conditions) and any recommendations or steps that had been taken or were proposed to be taken to address significant performance concerns. In this regard, the Board noted, among other things, that certain Nuveen funds had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2020, and, as a result, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes.
The Board recognized that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board noted that shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results.
In its evaluation, the Board reviewed Nuveen fund performance results from different perspectives. In general, subject to certain exceptions, the
Board reviewed both absolute and relative fund performance during the annual review over the various time periods and evaluated performance results in light of a fund’s investment objective(s), strategies and risks. With respect to the relative performance, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). In reviewing such comparative performance, the Board was cognizant of the inherent limitations of such data which can make meaningful performance comparisons generally difficult. As an illustration, differences in the composition of the Performance Peer Group, the investment objective(s), strategies and other characteristics of the peers in the Performance Peer
Group, the level, type and cost of leverage (if any) of the peers, and the varying sizes of peers all may contribute to differences in the performance results of a Performance Peer Group compared to the applicable Nuveen fund. With respect to relative performance of a Nuveen fund compared to a benchmark index, differences, among other things, in the investment objective(s) and strategies of a fund and the benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a fund would necessarily contribute to differences in performance results and limit the value of the comparative performance information. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The secondary market trading of shares of the Nuveen closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore the Board and/or its Closed-end Fund committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the Nuveen closed-end funds have traded over specified periods throughout the year. In its review, the Board considers, among other things, changes to investment mandates and guidelines, distribution policies, leverage levels and types; share repurchases and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered the impact of leverage on a Nuveen fund’s performance. The Board further acknowledged that performance results should include the distribution yields of funds that seek to provide income as part of their investment objective(s) to shareholders. In this regard, the Board considered that the use of leverage by various funds may have detracted from total return performance of such funds over various periods in current market conditions, but the leverage also was accretive in helping to provide income.
The Board also evaluated Nuveen fund performance in light of various relevant factors which may include, among other things, general market conditions, issuer-specific information, asset class information, leverage and fund cash flows. The Board acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board recognized that longer periods of performance may reflect full market cycles.
In relation to recent general market conditions, the Board had recognized the general market volatility and underperformance of the market in
2022 in considering Nuveen fund performance. The Board took into account the Adviser’s assessment of a fund’s performance during the recent period of significant market volatility. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Arizona Quality Municipal Income Fund (the “Arizona Fund”), the Board noted that the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023. The Fund, however, ranked in the second quartile of its Performance Peer Group for the one-year period ended December 31, 2022 and the first quartile for the three- and five-year periods ended December 31, 2022. The Fund also ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Jersey Quality Municipal Income Fund (the “New Jersey Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022 and March 31, 2023, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods and second quartile for the five-year periods ended December 31, 2022 and March 31, 2023. In its review, the Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the
Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the Advisory Agreements.
For Nuveen Pennsylvania Quality Municipal Income Fund (the “Pennsylvania Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2022, the Fund ranked in the first quartile of its Performance Peer Group for such periods. In addition, although the Fund’s performance was below the performance of its benchmark for the one- and three-year periods ended March 31, 2023, the Fund outperformed its benchmark for the five-year period ended March 31, 2023 and ranked in the first quartile of its Performance Peer Group for the one-, three- and five-year periods ended March 31, 2023. In its review, the
Board recognized that the Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s)
and management’s discussion of performance, the Board concluded that in light of these factors, the Fund’s performance supported renewal of the
Advisory Agreements.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board generally reviewed, among other things, with respect to the Nuveen closed-end funds, the contractual management fee and actual management fee (i.e., the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund (after any fee waivers and/or expense reimbursements). More specifically, the Independent Board Members reviewed, among other things, each Nuveen closed-end fund’s actual management fee rate (after fee waivers and/or expense reimbursements, if any) and net total expense ratio in relation to those of a comparable universe of funds (the
“Peer Universe”) established by Broadridge. The Independent Board Members reviewed the methodology Broadridge employed to establish its Peer Universe and recognized that differences between the applicable fund and its respective Peer Universe as well as changes to the composition of the Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board
Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each Nuveen fund with a net total expense ratio (excluding investment-related costs of leverage for closed-end funds) of six basis points or higher compared to that of its peer average (each, an
“Expense Outlier Fund”) and an analysis as to the factors contributing to each such fund’s higher relative net total expense ratio. In addition, although the Board reviewed a fund’s total net expenses both including and excluding investment-related expenses (i.e., leverage costs) for certain of the closed-end funds, the Board recognized that leverage expenses will vary across funds and in comparison to peers because of differences in the forms and terms of leverage employed by the respective fund. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net total expense ratio and fees (excluding leverage costs and leveraged assets for the closed-end funds) to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Universe.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
The Independent Board Members also considered, in relevant part, a Nuveen fund’s management fee and net total expense ratio in light of its performance history, including reviewing certain funds identified by the Adviser and/or the Board as having a higher net total expense ratio or management fee compared to their respective peers coupled with experiencing periods of challenged performance and considering the reasons for such comparative positions. In addition, with respect to closed-end funds that utilize leverage, the Independent Board
Members recognized that certain assets attributable to a fund’s use of leverage may be included in the amount of assets upon which the advisory fee or sub-advisory fee is calculated. The Independent Board Members acknowledged the fact that a decision to employ leverage or increase a fund’s leverage which has the effect, all other things being equal, of increasing the assets upon which an advisory or sub-
advisory fee is based (and, in turn, increasing the Adviser’s and applicable sub-adviser’s management fees), means that the Adviser and applicable sub-adviser may have a conflict of interest in determining whether to use or increase leverage. The Independent Board Members recognized, however, that the Adviser and sub-advisers would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the Adviser and/or sub-adviser, as applicable, has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members also considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $62.4 million and fund-level breakpoints reduced fees by approximately $76.1 million in 2022.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Arizona Fund and the New Jersey Fund each had an actual management fee that was in line with the respective peer average and a net total expense ratio that was below the respective peer average; and (b) the Pennsylvania
Fund had an actual management fee and a net total expense ratio that were in line with the respective peer averages.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.
2. Comparisons with the Fees of Other Clients
In evaluating the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the municipal Nuveen funds, such other clients may include retail and institutional municipal managed accounts sub-advised by the Sub-Adviser, municipal exchange-traded funds (“ETFs”) sub-advised by the Sub-Adviser that are offered by another fund complex, municipal managed accounts offered by an unaffiliated adviser and certain municipal private limited partnerships offered by Nuveen. The Board reviewed, among other things, the fee range and average fee of municipal retail advisory accounts and municipal institutional accounts, the sub-advisory fee the
Sub-Adviser received for serving as sub-adviser to certain municipal ETFs offered outside the Nuveen family and the management fee rates paid by the municipal private limited partnerships operated by Nuveen.
In considering the comparative fee data, the Board recognized that differences, including but not limited to, the amount, type and level of services provided by the Adviser to the Nuveen funds compared to that provided to other clients as well as differences in investment policies; eligible portfolio assets and the manner of managing such assets; product structure; investor profiles; account sizes; and regulatory requirements contribute to the variations in the fee schedules. The Board acknowledged the wide range of services in addition to investment management that the Adviser had provided to the Nuveen funds compared to other types of clients as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Nuveen funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the more extensive services, regulatory requirements and legal liabilities, and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company compared to that required in advising other types of clients.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered estimated profitability information of Nuveen as a result of its advisory services to the Nuveen funds as well as profitability data of other publicly traded asset management firms. Such profitability information included, among other things, gross and net revenue margins (excluding distribution) of Nuveen Investments, Inc. (“Nuveen Investments”) for services to the Nuveen funds on a pre-tax and after-tax basis for the 2022 and 2021 calendar years as well as the revenues earned (less any expense reimbursements/fee waivers) and expenses incurred by Nuveen Investments for its advisory activities to the Nuveen funds (excluding distribution and certain other expenses) for the 2022 and 2021 calendar years. The Independent Board Members also considered a summary of some of the key factors that impacted Nuveen’s profitability in 2022. In addition, the Board reviewed the revenues, expenses and operating margin (pre- and after-tax) the Adviser derived from its ETF product line for the 2022 and 2021 calendar years.

In developing the profitability data of the Adviser for its advisory services to the Nuveen funds, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. Given there is no perfect expense allocation methodology and that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results, the Board reviewed, among other things, a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 through 2022, and a historical expense analysis of Nuveen Investments’ revenues, expenses and pre-tax net revenue margins derived from its advisory services to the
Nuveen funds (excluding distribution) for the calendar years from 2017 through 2022. The Board had also appointed four Independent
Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to meet with representatives of the Adviser and review the development of the profitability data and to report to the full Board.
In addition, the Board considered certain comparative operating margin data. In this regard, the Board reviewed the operating margins of
Nuveen Investments compared to the adjusted operating margins of a peer group of asset management firms with publicly available data and the most comparable assets under management (based on asset size and asset composition) to Nuveen. The Board recognized that the operating margins of the peers were adjusted generally to address that certain services provided by the peers were not provided by
Nuveen. The Board also reviewed, among other things, the net revenue margins (pre-tax) of Nuveen Investments on a company-wide basis and the net revenue margins (pre-tax) of Nuveen Investments derived from its services to the Nuveen funds only (including and excluding distribution) compared to the adjusted operating margins of the peer group for each calendar year from 2012 to 2022. Although the total company operating margins of Nuveen Investments were in the bottom half of the peer group range for 2022 and 2021, the Independent
Board Members recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.
Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2022 and 2021 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the respective Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and after-tax) for its advisory activities to the respective Nuveen funds for the calendar years ended December 31, 2022 and December 31, 2021. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and after-tax) by asset type for the Sub-Adviser for the calendar years ending December 31,
2022 and December 31, 2021.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the
Board recognized that economies of scale are difficult to measure with any precision and certain expenses may not decline with a rise in assets, the Board considered that Nuveen shares the benefits of economies of scale, if any, in a number of ways including through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-level fee schedules. With this structure, the Board noted that the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows. The Board noted, however, that although closed-end funds may make additional share offerings from time to time, the closed-end funds have a more limited ability to increase their assets because the growth of their assets will occur primarily from the appreciation of their investment portfolios.
As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board understood that many of these investments in the Nuveen business were not specific to individual Nuveen funds but rather incurred across of a variety of products and services pursuant to which the family of Nuveen funds as a whole may benefit. In addition, the Board also considered that Nuveen has provided, without raising advisory fees to the Nuveen funds, certain additional services, including, but not limited to, services required by new regulations and regulatory interpretations, and this was also a means of sharing economies of scale with the funds and their shareholders.

Annual Investment Management Agreement Approval Process
(Unaudited)
(continued)
Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Board acknowledged that an affiliate of the Adviser may receive compensation for serving as a co-manager in the initial public offerings of new Nuveen closed-end funds (if any) and for serving as an underwriter on shelf offerings of existing Nuveen closed-end funds and reviewed the amounts paid for such services, if any, in 2021 and 2022.
In addition, the Independent Board Members noted that the various sub-advisers to the Nuveen funds do not generally benefit from soft dollar arrangements with respect to Nuveen fund portfolio transactions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.
F. Other Considerations
The Independent Board Members did not identify any single factor discussed previously as all-important or controlling. The Independent Board
Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
ESA-B-0823P 3131568-INV-B-10/24
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

ITEM 2.	CODE OF ETHICS.

Not applicable to this filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	See Portfolio of Investments in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Period*	(a) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED	(b) AVERAGE PRICE PAID PER SHARE (OR UNIT)	(c) TOTAL NUMBER OF SHARES (OR UNITS) PURCHASED AS PART OF PUBLICLY ANNOUNCED PLANS OR PROGRAMS	(d)* MAXIMUM NUMBER (OR APPROXIMATE DOLLAR VALUE) OF SHARES (OR UNITS) THAT MAY YET BE PURCHASED UNDER THE PLANS OR PROGRAMS
MARCH 1-31, 2023	0	0.0000	0	3,735,000

APRIL 1-30, 2023	42,500	11.3369	42,500	3,692,500

MAY 1-31, 2023	53,800	11.2606	53,800	3,638,700

JUNE 1-30, 2023	64,700	11.1267	64,700	3,574,000

JULY 1-31, 2023	0	0.0000	0	3,574,000

AUGUST 1-31, 2023	0	0.0000	0	3,574,000

TOTAL	161,000

*	The registrant’s repurchase program, for the repurchase of 3,735,000 shares, was authorized on February 14th, 2023. Any repurchases made by the registrant pursuant to the program were made through open-market transactions.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Pennsylvania Quality Municipal Income Fund

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Date: November 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: November 3, 2023

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Funds Controller
(principal financial officer)

Date: November 3, 2023